UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan 1055 Maitland Center Commons __ Maitland, FL	32751
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT JUNE 30, 2007 (UNAUDITED)
TIMOTHY PLAN FAMILY OF FUNDS:

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Fixed-Income Fund

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Strategic Growth Fund

Conservative Growth Fund

Money Market Fund

High Yield Bond Fund

International Fund

LETTER FROM THE PRESIDENT

June 30, 2007

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

I think someone has been messing with the calendar. Although this letter introduces our Semi-Annual Report, it seems like only a few weeks have passed since I was writing the one for our Annual Report. I am pleased to report, however, that things are going well for your Timothy Plan Family of Funds; not only are most of our funds producing positive returns thus far in 2007 but nearly all of them are also near or ahead of their respective indexes for the first six months of the year. Granted, the market has been somewhat volatile at times, nevertheless the end result – thus far at least – has been rather pleasant.

I would like to call your attention to a couple of changes that have occurred since our last report:

1.	We added two new funds (an International Fund and a High-Yield Bond Fund) to our product mix on May 1st of this year and, although they have only been in operation a little less than two months, we couldn’t be more pleased with our sub-advisors and their performance.

2.	With the addition of these two new funds and, as a result of a proxy vote approval by shareholders, the underlying fund composition of our two asset-allocation funds (Strategic Growth and Conservative Growth) changed May 1st to incorporate the new funds.

3.	At the request of our sub-advisor, Timothy’s Board of Trustees approved changing the index we use for comparison with our Fixed Income Fund’s performance from Salomon Bond Investment Grade Index to Lehman Brothers Aggregate Bond Index.

Although our investment strategy and commitment has not changed over the years, I thought it might be prudent to provide a little refresher for you, our shareholders. Here are the three things we ask of our sub-advisors – in priority order:

1.	Do not violate our moral screens. We do the research and provide each of our sub-advisors with our list of prohibited companies.

2.	Preservation of principal is job #1. In the investment world it is impossible to guarantee results or against potential loss of value but we do require our sub-advisors to manage Timothy Plan money as conservatively as possible.

3.	Finally, after honoring the first two points, we ask our sub-advisors to do their best to out-perform their appropriate index over a full market cycle – which we estimate to be approximately five years.

We believe this to be the Biblical model as opposed to the over-emphasis on performance employed by a large segment of the investment industry. Performance is certainly important but I have seen too much evidence of disappointment and disillusionment experienced by investors when the sole emphasis is on performance. Bottom line: we take our stewardship responsibility over your assets very seriously. Thank you once again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally

President

Letter From The President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2007 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2007 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL Born: 1947	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL Born: 1949	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2007 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2007 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO Born: 1951	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

Timothy Plan Officers and Trustees [5]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN SMALL-CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
Timothy Money Market Fund	5.72%
The Warnaco Group, Inc.	2.65%
Oil States International, Inc.	2.36%
Washington Group International, Inc.	2.30%
Kennametal, Inc.	2.28%
Genco Shipping & Trading, Ltd.	2.27%
Arlington Tankers, Ltd.	2.21%
Teledyne Technologies, Inc.	2.20%
SI International, Inc.	2.17%
Iowa Telecommunications Services, Inc.	2.16%

26.32%

Industries (% of Net Assets)
Financial	20.97%
Services	20.78%
Basic Materials	16.36%
Technology	11.47%
Industrial Goods	11.36%
Consumer Goods	10.16%
Utilities	1.96%
Healthcare	1.46%
Short-Term Investments	5.72%
Liabilities in Excess of Other Assets	(0.24)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [6]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN SMALL-CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,113.79	$7.42
Hypothetical - Class A	$1,000.00	$1,017.78	$7.08
(5% return before expenses)
Actual - Class B	$1,000.00	$1,110.45	$11.35
Hypothetical - Class B	$1,000.00	$1,014.04	$10.83
(5% return before expenses)
Actual - Class C	$1,000.00	$1,110.46	$11.29
Hypothetical - Class C	$1,000.00	$1,014.10	$10.77
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42% for Class A, 2.17% for Class B, and 2.16% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.38% for Class A, 11.05% for Class B, and 11.05% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [7]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 85.51%

number of shares		market value
	AEROSPACE/DEFENSE - 4.16%
36,800	Moog, Inc. - Class A *	$1,623,248
39,800	Teledyne Technologies, Inc. *	1,828,810

		3,452,058

	BUILDING & CONSTRUCTION PRODUCTS - 0.90%
15,100	NCI Building Systems, Inc. *	744,883

	BUILDING PRODUCTS - LIGHT FIXTURES - 1.88%
19,900	Genlyte Group, Inc. *	1,562,946

	CHEMICALS - SPECIALTY - 2.13%
123,300	Tronox, Inc. - Class A	1,773,054

	COAL - 2.07%
42,400	Foundation Coal Holdings, Inc.	1,723,136

	COMMERCIAL BANKS - WESTERN US - 3.89%
48,700	Cathay General Bancorp	1,633,398
55,200	Sterling Financial Corp.	1,597,488

		3,230,886

	COMMERCIAL SERVICES - FINANCE - 1.94%
38,800	Macquarie Infrastructure Co., LLC	1,609,424

	COMMUNICATIONS EQUIPMENT - 2.07%
77,300	LoJack Corp. *	1,723,017

	COSMETICS & TOILETRIES - 0.97%
33,900	Alberto-Culver Co.	804,108

	CRUDE PETROLEUM & NATURAL GAS - 1.82%
37,600	Penn Virginia Corp.	1,511,520

	ELECTRIC UTILITIES - 1.96%
66,400	Cleco Corp.	1,626,800

	ELECTRONICS COMPONENTS - MISCELLANEOUS - 2.02%
74,200	Benchmark Electronics, Inc. *	1,678,404

	ENGINEERING/R&D SERVICES - 2.11%
36,100	URS Corp. *	1,752,655

	ENTERPRISE SOFTWARE/SERVICES - 2.00%
53,800	ManTech International Corp. - Class A *	1,658,654

	FIDUCIARY BANKS - 1.98%
61,300	Boston Private Financial Holdings, Inc.	1,647,131

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [8]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 85.51% (continued)

number of shares		market value
	FINANCE - INVESTMENT BANKER/BROKER - 2.07%
29,200	Stifel Financial Corp. *	$1,719,588

	FINANCE SERVICES - 0.95%
27,000	KBW, Inc. *	793,260

	GENERAL CONTRACTORS - 2.07%
42,000	Layne Christensen Co. *	1,719,900

	HEALTH CARE FACILITIES - 1.46%
151,900	Five Star Quality Care, Inc. *	1,212,162

	HOTELS & MOTELS - 4.07%
72,000	Marcus Corp.	1,710,720
31,300	Orient-Express Hotels, Ltd. - Class A	1,671,420

		3,382,140

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.12%
18,700	Hurco Companies, Inc. *	934,626

	INTIMATE APPAREL - 2.65%
55,900	The Warnaco Group, Inc. *	2,199,106

	LIFE INSURANCE - 1.07%
27,600	IPC Holdings, Ltd.	891,204

	LONG DISTANCE CARRIERS - 1.64%
106,600	General Communication, Inc. - Class A *	1,365,546

	MACHINERY - GENERAL INDUSTRY - 1.96%
27,200	The Middleby Corp. *	1,627,104

	MACHINERY TOOLS & RELATED PRODUCTS - 2.28%
23,100	Kennametal, Inc.	1,894,893

	NON-FERROUS METALS - 0.91%
10,000	RTI International Metals, Inc. *	753,700

	OFFICE FURNISHINGS - ORIGINAL - 1.88%
69,800	Knoll, Inc.	1,563,520

	OIL COMPANY - EXPLORATION & PRODUCTION - 1.11%
14,600	Unit Corp. *	918,486

	OIL & GAS FIELD SERVICES - 1.98%
90,400	Superior Offshore International, Inc. *	1,645,280

	OIL - FIELD SERVICES - 2.36%
47,500	Oil States International, Inc. *	1,963,650

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [9]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 85.51% (continued)

number of shares		market value
	PROCESSED & PACKAGED GOODS - 1.85%
40,802	J & J Snack Foods Corp.	$1,539,868

	PROPERTY/CASUALTY INSURANCE - 1.99%
94,500	SeaBright Insurance Holdings *	1,651,860

	RETAIL - APPAREL/SHOE - 1.93%
31,000	Children’s Place Retail Stores, Inc. *	1,600,840

	RETAIL - DEPARTMENT STORES - 0.93%
39,000	Maidenform Brands, Inc. *	774,540

	SERVICES - PREPACKAGED SOFTWARE - 0.36%
20,000	Epicor Software Corp. *	297,400

	SOFTWARE & PROGRAMMING - 2.17%
54,500	SI International, Inc. *	1,799,590

	STEEL PIPE & TUBE - 1.86%
43,400	Northwest Pipe Co. *	1,543,738

	STEEL - PRODUCERS - 2.12%
82,300	Claymont Steel Holdings, Inc. *	1,760,397

	TECHNICAL SERVICES - 2.30%
23,900	Washington Group International, Inc. *	1,912,239

	TELECOMMUNICATIONS SERVICES - 2.16%
78,900	Iowa Telecommunications Services, Inc.	1,793,397

	TRANSPORT - MARINE - 2.27%
45,709	Genco Shipping & Trading, Ltd.	1,885,953

	TRANSPORT - SERVICES - 4.09%
64,100	Arlington Tankers, Ltd.	1,838,388
47,700	Horizon Lines, Inc. - Class A	1,562,652

		3,401,040

	Total Common Stocks (cost $60,083,938)	71,043,703

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [10]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

REITs – 9.01%

number of shares		market value
	REITS - DIVERSIFIED - 0.99%
39,700	Lexington Realty Trust	$825,760

	REITS - HOTELS - 3.13%
42,800	Equity Inns, Inc.	958,720
57,800	Sunstone Hotel Investors, Inc.	1,640,942

		2,599,662

	REITS - OFFICE PROPERTY - 0.88%
21,400	Maguire Properties, Inc.	734,662

	REITS - RESIDENTIAL - 2.11%
33,600	Post Properties, Inc.	1,751,568

	REITS - RETAIL - 1.90%
60,000	Getty Realty Corporation	1,576,800

	Total REITs (cost $6,980,336)	7,488,452

SHORT TERM INVESTMENTS – 5.72%
number of shares		market value
4,752,201	Timothy Plan Money Market Fund, 4.40% (A) (B)	$4,752,201

	Total Short Term Investments (cost $4,752,201)	4,752,201

	TOTAL INVESTMENTS (cost $71,816,475) - 100.24%	$83,284,356

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%	(201,075)

	NET ASSETS - 100.00%	$83,083,281

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [11]

SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $67,064,274) [NOTE 1]	$78,532,155
Investments in Affiliated Securities at Value (cost $4,752,201) [NOTE 1]	4,752,201
Receivables for:
Interest	19,138
Dividends	141,943
Fund Shares Sold	79,694
Prepaid expenses	28,085

Total Assets	$83,553,216

LIABILITIES

amount
Payable for Investments Purchased	$298,400
Payable to Custodian - Overdraft Balance	970
Accrued Advisory Fees	55,912
Accrued 12b-1 Fees Class A	12,402
Accrued 12b-1 Fees Class B	6,865
Accrued 12b-1 Fees Class C	5,400
Payable for Fund Shares Redeemed	26,911
Accrued Expenses	63,075

Total Liabilities	$469,935

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,056,692 shares outstanding)	$67,522,774
Net Asset Value and Redemption Price Per Class A Share ($67,522,774 / 4,056,692 shares)	$16.64
Offering Price Per Share ($16.64 / 0.945)	$17.61
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 590,853 shares outstanding)	$8,849,494
Net Asset Value and Offering Price Per Class B Share ($8,849,494 / 590,853 shares)	$14.98
Minimum Redemption Price Per Class B Share ($14.98 * 0.97)	$14.53
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 445,070 shares outstanding)	$6,711,013
Net Asset Value and Offering Price Per Class C Share ($6,711,013 / 445,070 shares)	$15.08
Minimum Redemption Price Per Share ($15.08 * 0.99)	$14.93
Net Assets	$83,083,281

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$63,932,870
Accumulated Undistributed Net Investment Income	64,315
Accumulated Undistributed Net Realized Gain on Investments	7,618,215
Net Unrealized Appreciation in Value of Investments	11,467,881

Net Assets	$83,083,281

The accompanying notes are an integral part of these financial statements.

The Timothy Small-Cap Value Fund [12]

SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$154,320
Dividends	568,759

Total Investment Income	723,079

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	358,773
Fund Accounting, Transfer Agency, & Administration Fees	75,960
12b-1 Fees (Class A = $85,084, Class B = $55,494, Class C = $26,255) [NOTE 3]	166,833
Miscellaneous Expense	22,444
Audit Fees	9,376
Registration Fees	7,937
Printing Expense	5,860
Legal Expense	5,470
Custodian Fees	5,430
Insurance Expense	678

Total Net Expenses	658,761

Net Investment Income	64,318

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	7,652,037
Change in Unrealized Appreciation (Depreciation) of Investments	1,591,856

Net Realized and Unrealized Gain on Investments	9,243,893

Net Increase in Net Assets Resulting from Operations	$9,308,211

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [13]

SMALL-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income	$64,318	$924,395
Net Realized Gain on Investments	7,652,037	13,978,898
Change in Unrealized Appreciation (Depreciation) of Investments	1,591,856	(1,506,702)

Net Increase in Net Assets (resulting from operations)	9,308,211	13,396,591

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(820,792)
Class B	—	(105,079)
Class C	—	(20,127)
Net Capital Gains:
Class A	—	(11,271,142)
Class B	—	(2,288,809)
Class C	—	(726,071)

Total Distributions	—	(15,232,020)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,009,120 *	15,544,541 **
Class B	36,197	18,972
Class C	2,478,754	1,612,470
Dividends Reinvested:
Class A	—	11,625,870
Class B	—	2,226,485
Class C	—	737,045
Cost of Shares Redeemed:
Class A	(17,128,639)	(8,491,371)
Class B	(4,151,779)*	(6,541,612)**
Class C	(369,582)	(335,061)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(8,125,929)	16,397,339

Total Increase in Net Assets	1,182,282	14,561,910

Net Assets:
Beginning of period	81,900,999	67,339,089

End of period	$83,083,281	$81,900,999

Accumulated Undistributed Net Investment Income	$64,315	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	693,270 *	947,995 **
Class B	2,498	1,225
Class C	172,137	106,268
Shares Reinvested:	—
Class A	—	781,834
Class B	—	165,784
Class C	12	54,515
Shares Redeemed:
Class A	(1,061,735)	(513,525)
Class B	(282,586)*	(436,662)**
Class C	(25,681)	(22,115)

Net Increase (Decrease) in Number of Shares Outstanding	(502,085)	1,085,319

*	Includes automatic conversion of Class B shares ($3,484,126 representing 236,127 shares) to Class A shares ($3,484,126 representing 212,769 shares).
**	Includes automatic conversion of Class B shares ($4,719,360 representing 316,223 shares) to Class A shares ($4,719,360 representing 290,254 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [14]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND – CLASS A SHARES

six months ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.94	$15.27	$15.59	$15.45	$11.13	$13.79

Income from Investment Operations:
Net Investment Income (Loss)	0.03	0.22	0.01	(A)	(0.04	)(A)	(0.07	)(A)	(0.05	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.67	2.77	(0.17)	1.83	4.39	(2.60)

Total from Investment Operations	1.70	2.99	(0.16)	1.79	4.32	(2.65)

Less Distributions:
Dividends from Realized Gains	—	(3.10)	(0.16)	(1.65)	—	(0.01)
Dividends from Net Investment Income	—	(0.22)	—	—	—	—

Total Distributions	—	(3.32)	(0.16)	(1.65)	—	(0.01)

Net Asset Value at End of Year	$16.64	$14.94	$15.27	$15.59	$15.45	$11.13

Total Return (B)(C)	11.38	%(D)	19.69%	(1.01)%	11.60%	38.81%	(19.25)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$67,523	$66,097	$49,008	$42,542	$34,185	$22,603

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.42	%(E)	1.52%	1.56%	1.48%	1.71%	1.75%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.42	%(E)	1.52%	1.56%	1.48%	1.71%	1.75%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.30	%(E)	1.39%	0.05%	(0.30)%	(0.55)%	(0.46)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.30	%(E)	1.39%	0.05%	(0.30)%	(0.55)%	(0.46)%

Portfolio Turnover	32.73%	148.02%	44.24%	57.59%	47.99%	66.95%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [15]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND – CLASS B SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.49		$14.09	$14.51		$14.59		$10.59		$13.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)		0.14	(0.10	)(A)	(0.15	)(A)	(0.16	)(A)	(0.14	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.54		2.50	(0.16)		1.72		4.16		(2.48)

Total from Investment Operations	1.49		2.64	(0.26)		1.57		4.00		(2.62)

Less Distributions:
Dividends from Realized Gains	—		(3.10)	(0.16)		(1.65)		—		(0.01)
Dividends from Net Investment Income	—		(0.14)	—		—		—		—

Total Distributions	—		(3.24)	(0.16)		(1.65)		—		(0.01)

Net Asset Value at End of Year	$14.98		$13.49	$14.09		$14.51		$14.59		$10.59

Total Return (B)(C)	11.05	%(D)	18.82%	(1.77)%		10.78%		37.77%		(19.85)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$8,849		$11,750	$16,072		$19,306		$18,738		$14,509

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(E)	2.27%	2.31%		2.23%		2.47%		2.49%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(E)	2.27%	2.31%		2.23%		2.47%		2.49%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.50	)%(E)	0.69%	(0.70)%		(1.05)%		(1.39)%		(1.12)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.50	)%(E)	0.69%	(0.70)%		(1.05)%		(1.39)%		(1.12)%

Portfolio Turnover	32.73%		148.02%	44.24%		57.59%		47.99%		66.95%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [16]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL-CAP VALUE FUND – CLASS C SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.58		$14.12	$14.55		$15.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		0.09	(0.10	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.52		2.56	(0.17)		1.25

Total from Investment Operations	1.50		2.65	(0.27)		1.20

Less Distributions:
Dividends from Realized Gains	—		(3.10)	(0.16)		(1.65)
Dividends from Net Investment Income	—		(0.09)	—		—

Total Distributions	—		(3.19)	(0.16)		(1.65)

Net Asset Value at End of Period	$15.08		$13.58	$14.12		$14.55

Total Return (C)(D)	11.05	%(E)	18.80%	(1.84)%		8.02	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,711		$4,054	$2,258		$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.16	%(F)	2.27%	2.31%		2.23	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.16	%(F)	2.27%	2.31%		2.23	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.42	)%(F)	0.61%	(0.70)%		(1.05	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.42	)%(F)	0.61%	(0.70)%		(1.05	)%(F)

Portfolio Turnover	32.73%		148.02%	44.24%		57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [17]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
Timothy Money Market Fund - Investment A	4.98%
Exxon Mobil Corp.	4.09%
Freeport-McMoRan Copper & Gold, Inc.	2.43%
Axis Capital Holdings, Ltd.	2.34%
ConocoPhillips	2.28%
Precision Castparts Corp.	2.27%
McDermott International, Inc.	2.26%
Marathon Oil Corp.	2.26%
Occidental Petroleum Copr.	2.21%
ITT Corp.	2.20%

27.32%

Industries (% of Net Assets)
Financial	27.11%
Basic Materials	21.44%
Industrial Goods	14.00%
Technology	12.25%
Utilities	7.94%
Healthcare	5.89%
Services	4.09%
Consumer Goods	1.97%
Short-Term Investments	4.97%
Other Assets Less Liabilities	0.34%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [18]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,128.58	$7.43
Hypothetical - Class A	$1,000.00	$1,017.82	$7.04
(5% return before expenses)
Actual - Class B	$1,000.00	$1,125.19	$11.37
Hypothetical - Class B	$1,000.00	$1,014.09	$10.78
(5% return before expenses)
Actual - Class C	$1,000.00	$1,125.00	$11.33
Hypothetical - Class C	$1,000.00	$1,014.13	$10.74
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41% for Class A, 2.16% for Class B, and 2.15% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 12.86% for Class A, 12.52% for Class B, and 12.50% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [19]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 91.23%

number of shares		market value
	AEROSPACE/DEFENSE - 2.08%
31,500	Rockwell Collins, Inc.	$2,225,160

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 1.92%
31,800	Genzyme Corp. *	2,047,920

	BUSINESS SERVICES - 2.08%
86,100	Jack Henry & Associates, Inc.	2,217,075

	COMMERCIAL BANKS - SOUTHERN US - 3.97%
51,700	BB&T Corp.	2,103,156
30,900	Compass Bancshares, Inc.	2,131,482

		4,234,638

	COMMERCIAL BANKS - WESTERN US - 1.97%
27,300	Zions Bancorporation	2,099,643

	COSMETICS & TOILETRIES - 1.97%
32,500	Colgate-Palmolive Co.	2,107,625

	DATA PROCESSING/MANAGEMENT - 2.12%
46,700	Automatic Data Processing, Inc.	2,263,549

	DIVERSIFIED MANUFACTURING OPERATIONS - 4.39%
41,000	Cooper Industries, Ltd. - Class A	2,340,690
34,400	ITT Corp.	2,348,832

		4,689,522

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.99%
45,400	Emerson Electric Co.	2,124,720

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 2.11%
36,900	MEMC Electronic Materials, Inc. *	2,255,328

	ELECTRIC - UTILITIES - 3.97%
24,000	Constellation Energy Group	2,092,080
62,700	Southern Co.	2,149,983

		4,242,063

	ELECTRIC SERVICES - 1.95%
24,100	Dominion Resources, Inc.	2,080,071

	FABRICATED PLATE WORK (BOILER SHOPS) - 2.26%
29,000	McDermott International, Inc. *	2,410,480

	FINANCE SERVICES - 1.96%
46,500	Lazard, Ltd. - Class A	2,093,895

	FIRE, MARINE & CASUALTY INSURANCE - 5.47%
36,800	ACE, Ltd.	2,300,736
14,400	Arch Capital Group, Ltd. *	1,044,576
61,500	Axis Capital Holdings, Ltd.	2,499,975

		5,845,287

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [20]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 91.23% (continued)

number of shares
	INDUSTRIAL METALS & MINING - 2.01%
67,400	Titanium Metals Corp. *	$2,150,060

	INSURANCE BROKERS - 2.15%
52,200	Willis Group Holdings, Ltd.	2,299,932

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 8.13%
24,700	AllianceBernstein Holding LP	2,151,123
13,500	BlackRock, Inc.	2,113,965
52,800	Eaton Vance Corp.	2,332,704
15,700	Franklin Resources, Inc.	2,079,779

		8,677,571

	MACHINERY - CONSTRUCTION & MINING - 1.01%
13,200	Terex Corp. *	1,073,160

	MEDICAL DRUGS - 2.00%
37,000	Allergan, Inc.	2,132,680

	MEDICAL PRODUCTS - 1.97%
24,800	Zimmer Holdings, Inc. *	2,105,272

	METAL - DIVERSIFIED - 2.43%
31,300	Freeport-McMoRan Copper & Gold, Inc.	2,592,266

	METAL PROCESSORS & FABRICATION - 2.27%
20,000	Precision Castparts Corp.	2,427,200

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.16%
27,200	Apache Corp.	2,219,248
35,900	Murphy Oil Corp.	2,133,896
37,100	XTO Energy, Inc.	2,229,710

		6,582,854

	OIL COMPANY - INTEGRATED - 10.84%
31,000	ConocoPhillips	2,433,500
52,100	Exxon Mobil Corp.	4,370,148
40,200	Marathon Oil Corp.	2,410,392
40,800	Occidental Petroleum Corp.	2,361,504

		11,575,544

	RETAIL - JEWELRY - 2.06%
41,500	Tiffany & Co.	2,201,990

	SPECIAL INDUSTRY MACHINERY - 1.92%
39,900	Lam Research Corp. *	2,050,860

	TECHNICAL SERVICES - 1.99%
96,800	Cadence Design Systems, Inc. *	2,125,728

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [21]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 91.23% (continued)

number of shares
	TELECOMMUNICATION EQUIPMENT - 2.03%
39,700	Harris Corp.	$2,165,635

	TRANSPORT - SERVICES - 2.03%
19,500	FedEx Corp.	2,163,915

	WATER - 2.02%
95,766	Aqua America, Inc.	2,153,777

	Total Common Stocks (cost $75,711,343)	97,415,420

REITs – 3.46%

number of shares		market value
	REITS - DIVERSIFIED - 1.50%
35,000	Equity Residential	$1,597,050

	REITS - HEALTHCARE - 1.96%
72,500	Health Care Property Investors, Inc.	2,097,425

	Total REITs (cost $4,357,146)	3,694,475

SHORT-TERM INVESTMENTS – 4.97%

number of shares		market value
5,313,349	Timothy Plan Money Market Fund, 4.40% (A) (B)	$5,313,349

	Total Short-Term Investments (cost $5,313,349)	5,313,349

	TOTAL INVESTMENTS (cost $85,381,838) - 99.66%	$106,423,244

	OTHER ASSETS LESS LIABILITIES - 0.34%	358,694

	NET ASSETS - 100.00%	$106,781,938

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [22]

LARGE / MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $80,068,489) [NOTE 1]	$101,109,895
Investments in Affiliated Securities at Value (cost $5,313,349) [NOTE 1]	5,313,349
Receivables for:
Interest	18,514
Dividends	126,318
Fund Shares Sold	260,923
For Investments Sold	1,688,167
Prepaid expenses	35,430

Total Assets	$108,552,596

LIABILITIES

amount
Payable for Securities Purchased	$1,469,691
Payable for Fund Shares Redeemed	128,884
Payable to Custodian—Overdraft Balance	103
Accrued Advisory Fees	74,383
Accrued 12b-1 Fees Class A	17,365
Accrued 12b-1 Fees Class B	5,272
Accrued 12b-1 Fees Class C	8,024
Accrued Expenses	66,936

Total Liabilities	$1,770,658

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 5,605,228 shares outstanding)	$90,547,613
Net Asset Value and Redemption Price Per Class A Share ($90,547,913 / 5,605,228 shares)	$16.15
Offering Price Per Share ($16.15 / 0.945)	$17.09
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 419,060 shares outstanding)	$6,251,410
Net Asset Value and Offering Price Per Class B Share ($6,251,410 / 419,060 shares)	$14.92
Minimum Redemption Price Per Class B Share ($14.92 * 0.97)	$14.47
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 668,369 shares outstanding)	$9,982,915
Net Asset Value and Offering Price Per Class C Share ($9,982,915 / 668,369 shares)	$14.94
Minimum Redemption Price Per Share ($14.94 * 0.99)	$14.79
Net Assets	$106,781,938

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$78,534,083
Accumulated Undistributed Net Investment Income	686,985
Accumulated Undistributed Net Realized Gain on Investments	6,519,464
Net Unrealized Appreciation in Value of Investments	21,041,406

Net Assets	$106,781,938

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [23]

LARGE / MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$103,940
Dividends	1,368,420

Total Investment Income	1,472,360

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	441,860
Fund Accounting, Transfer Agency, & Administration Fees	93,442
12b-1 Fees (Class A = $112,008, Class B = $32,268, Class C = $39,536) [NOTE 3]	183,812
Miscellaneous Expense	23,892
Audit Fees	11,527
Registration Fees	9,715
Printing Expense	7,202
Legal Expense	6,727
Custodian Fees	6,635
Insurance Expense	687

Total Net Expenses	785,499

Net Investment Income	686,861

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	6,550,038
Change in Unrealized Appreciation (Depreciation) of Investments	5,392,712

Net Realized and Unrealized Gain on Investments	11,942,750

Net Increase in Net Assets Resulting from Operations	$12,629,611

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [24]

LARGE / MID-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income	$686,861	$891,491
Net Realized Gain on Investments	6,550,038	5,234,211
Net Change in Unrealized Appreciation (Depreciation) of Investments	5,392,712	7,415,277

Net Increase in Net Assets (resulting from operations)	12,629,611	13,540,979

Distributions to Shareholders From:
Net Realized Gains:
Class A	—	(4,998,692)
Class B	—	(419,010)
Class C	—	(388,594)
Net Income:
Class A	—	(860,163)
Class B	—	(20,061)
Class C	—	(24,789)
Return of Capital:
Class A	—	(95,178)
Class B	—	(7,996)
Class C	—	(7,393)

Total Distributions	—	(6,821,876)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	16,113,697 *	31,171,055
Class B	89,531	199,512
Class C	3,206,755	3,877,353
Dividends Reinvested:
Class A	—	5,456,752
Class B	—	399,550
Class C	—	399,269
Cost of Shares Redeemed:
Class A	(20,708,306)	(10,037,767)
Class B	(1,088,108)*	(1,231,532)
Class C	(486,586)	(950,434)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,873,017)	29,283,758

Total Increase in Net Assets	9,756,594	36,002,861

Net Assets:
Beginning of period	97,025,344	61,022,483

End of period	$106,781,938	$97,025,344

Accumulated Undistributed Net Investment Income	$686,985	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,054,066 *	2,225,047
Class B	6,368	15,202
Class C	224,220	291,545
Shares Reinvested:
Class A	—	378,739
Class B	—	29,907
Class C	—	29,841
Shares Redeemed:
Class A	(1,332,378)	(704,612)
Class B	(75,093)*	(94,101)
Class C	(34,190)	(71,852)

Net Increase (Decrease) in Number of Shares Outstanding	(157,007)	2,099,716

*	Includes automatic conversion of Class B shares ($238,100 representing 15,721 shares) to Class A shares ($238,100 representing 14,531 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [25]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID-CAP VALUE FUND - CLASS A SHARES

six months ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.31	$12.99	$12.68	$11.66	$9.11	$10.83

Income from Investment Operations:
Net Investment Income (Loss)	0.11	0.16	0.02	(A)	(0.01	)(A)	0.01	(A)	0.01	(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.73	2.24	2.44	1.03	2.54	(1.73)

Total from Investment Operations	1.84	2.40	2.46	1.02	2.55	(1.72)

Less Distributions:
Dividends from Realized Gains	—	(0.90)	(2.15)	—	—	—
Dividends from Net Investment Income	—	(0.16)	—	*	—	—	—
Distributions from Return of Capital	—	(0.02)	—	—	—	—

Total Distributions	—	(1.08)	(2.15)	—	—	—

Net Asset Value at End of Year	$16.15	$14.31	$12.99	$12.68	$11.66	$9.11

Total Return (B)(C)	12.86	%(D)	18.41%	19.42%	8.75%	27.99%	(15.88)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$90,548	$84,203	$51,753	$43,120	$29,374	$17,856

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.41	%(E)	1.51%	1.55%	1.52%	1.64%	1.76%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.41	%(E)	1.51%	1.55%	1.52%	1.64%	1.76%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.43	%(E)	1.20%	0.15%	(0.11)%	0.10%	0.11%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.43	%(E)	1.20%	0.15%	(0.11)%	0.10%	0.11%
Portfolio Turnover	28.98%	52.16%	129.22%	29.09%	39.44%	36.79%

*	Distribution amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [26]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID-CAP VALUE FUND – CLASS B SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.26		$12.10	$12.02		$11.14		$8.77		$10.50

Income from Investment Operations:
Net Investment Income (Loss)	0.29		0.05	(0.08	)(A)	(0.10	)(A)	(0.06	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.37		2.08	2.31		0.98		2.43		(1.67)

Total from Investment Operations	1.66		2.13	2.23		0.88		2.37		(1.73)

Less Distributions:
Dividends from Realized Gains	—		(0.90)	(2.15)		—		—		—
Dividends from Net Investment Income	—		(0.05)	—		—		—		—
Distributions from Return of Capital	—		(0.02)	—		—		—		—

Total Distributions	—		(0.97)	(2.15)		—		—		—

Net Asset Value at End of Year	$14.92		$13.26	$12.10		$12.02		$11.14		$8.77

Total Return (B)(C)	12.52	%(D)	17.54%	18.56%		7.90%		27.02%		(16.48)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,251		$6,470	$6,496		$5,642		$5,257		$3,809

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.16	%(E)	2.26%	2.30%		2.27%		2.42%		2.55%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.16	%(E)	2.26%	2.30%		2.27%		2.42%		2.55%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.74	%(E)	0.28%	(0.60)%		(0.86)%		(0.66)%		(0.71)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.74	%(E)	0.28%	(0.60)%		(0.86)%		(0.66)%		(0.71)%

Portfolio Turnover	28.98%		52.16%	129.22%		29.09%		39.44%		36.79%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [27]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID-CAP VALUE FUND – CLASS C SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.28		$12.12	$12.04		$11.05

Income from Investment Operations:
Net Investment Income (Loss)	0.04		0.07	(0.08	)(B)	(0.04	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.62		2.08	2.31		1.03

Total from Investment Operations	1.66		2.15	2.23		0.99

Less Distributions:
Dividends from Realized Gains	—		(0.90)	(2.15)		—
Dividends from Net Investment Income	—		(0.07)	—		—
Distributions from return of capital	—		(0.02)	—		—

Total Distributions	—		(0.99)	(2.15)		—

Net Asset Value at End of Period	$14.94		$13.28	$12.12		$12.04

Total Return (C)(D)	12.50	%(E)	17.63%	18.53%		8.96	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$9,983		$6,353	$2,774		$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.15	%(F)	2.25%	2.30%		2.27	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.15	%(F)	2.25%	2.30%		2.27	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.64	%(F)	0.53%	(0.60)%		(0.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.64	%(F)	0.53%	(0.60)%		(0.86	)%(F)

Portfolio Turnover	28.98%		52.16%	129.22%		29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [28]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
US Treasury Note, 12.00%, 08/15/2013	7.00%
GNMA Pool 3939, 5.00%, 06/20/2036	6.72%
Timothy Plan Money Market	5.34%
US Treasury Note, 4.625%, 02/15/2017	4.67%
G2SF Pool 3865, 6.00%, 06/20/2036	3.98%
GNMA Pool 3625, 6.00%, 10/20/2034	3.64%
US Treasury Note, 4.75%, 05/15/2014	3.21%
GNMA Pool 3910, 6.00%, 10/20/2036	3.08%
GNMA Pool 3711, 5.50%, 05/20/2035	2.93%
GNMA Pool 663776, 6.50%, 01/15/2037	2.88%

43.45%

Industries (% of Net Assets)
Mortgage Securities	33.68%
Financial	21.61%
Government	18.44%
Utilities	9.69%
Services	4.30%
Technology	2.66%
Basic Materials	2.60%
Consumer Goods	0.53%
Short-Term Investments	5.34%
Other Assets Less Liabilities	1.15%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [29]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,005.31	$4.75
Hypothetical - Class A	$1,000.00	$1,020.05	$4.79
(5% return before expenses)
Actual - Class B	$1,000.00	$1,002.58	$8.48
Hypothetical - Class B	$1,000.00	$1,016.33	$8.53
(5% return before expenses)
Actual - Class C	$1,000.00	$1,002.00	$8.48
Hypothetical - Class C	$1,000.00	$1,016.32	$8.55
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% for Class A, 1.71% for Class B, and 1.71% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.53% for Class A, 0.26% for Class B, and 0.20% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [30]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

Bonds and Notes – 93.51%

par value		market value
	CORPORATE BONDS - 41.38%
$750,000	Alcoa, Inc., 5.87%, 02/23/2022	$713,553
800,000	American General Finance Corp., 5.375%, 10/01/2012	790,246
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	775,015
250,000	Appalachian Power Co., 3.60%, 05/15/2008	246,076
750,000	Assurant, Inc., 5.625%, 02/15/2014	734,993
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	746,864
500,000	Canadian National Resources Ltd., 5.70%, 05/15/2017	484,580
500,000	CIT Group, Inc., 5.00%, 02/13/2014	469,607
750,000	CRH America, Inc., 6.00%, 09/30/2016	742,856
500,000	Deutsche Telekom International Finance BV, 3.875%, 07/22/2008	491,804
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	914,396
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	752,020
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	479,904
750,000	ERP Operating LP, 5.125%, 03/15/2016	709,347
750,000	FedEx Corp., 5.50%, 08/15/2009	751,022
800,000	FPL Group Capital, Inc., 5.551%, 02/16/2008	799,641
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	704,398
500,000	Huntington National Bank, 3.125%, 05/15/2008	490,081
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	200,059
250,000	International Paper Co., 4.25%, 01/15/2009	245,076
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	708,457
750,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	757,315
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	252,165
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	722,054
500,000	Oneok, Inc., 5.20%, 06/15/2015	468,686
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	286,274
250,000	Republic New York Corp., 7.53%, 12/04/2026	259,413
750,000	SLM Corp., 4.00%, 01/15/2010	698,380
500,000	Spectra Energy Capital LLC, 5.668%, 08/15/2014	482,971
750,000	Telecom Italia Capital SA, 4.00%, 11/15/2008	734,296
300,000	Unitrin, Inc., 4.875%, 11/01/2010	294,012
300,000	Unitrin, Inc., 5.75%, 07/01/2007	300,000
750,000	Willis North America, Inc., 6.20%, 03/28/2017	735,718
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	139,056

	Total Corporate Bonds (cost $19,477,012)	19,080,335

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [31]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

Bonds and Notes – 93.51% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 52.13%
$255,321	GNMA Pool 3584, 6.00%, 07/20/2034	$254,459
606,995	GNMA Pool 3612, 6.50%, 09/20/2034	618,950
1,684,544	GNMA Pool 3625, 6.00%, 10/20/2034	1,678,372
665,362	GNMA Pool 3637, 5.50%, 11/20/2034	646,036
1,039,470	GNMA Pool 3665, 5.50%, 01/20/2035	1,008,691
583,049	GNMA Pool 3679, 6.00%, 02/20/2035	580,446
1,393,608	GNMA Pool 3711, 5.50%, 05/20/2035	1,352,344
1,841,630	GNMA Pool 3865, 6.00%, 06/20/2036	1,832,508
1,426,892	GNMA Pool 3910, 6.00%, 10/20/2036	1,419,824
3,291,264	GNMA Pool 3939, 5.00%, 01/20/2037	3,099,585
94,170	GNMA Pool 585163, 5.00%, 02/15/2018	91,518
100,855	GNMA Pool 585180, 5.00%, 02/15/2018	98,015
98,172	GNMA Pool 592492, 5.00%, 03/15/2018	95,408
87,579	GNMA Pool 599821, 5.00%, 01/15/2018	85,113
1,140,169	GNMA Pool 604182, 5.50%, 04/15/2033	1,109,011
1,304,732	GNMA Pool 663776, 6.50%, 01/15/2037	1,325,828
234,175	GNMA Pool 781694, 6.00%, 12/15/2031	233,769
3,000,000	US Treasury Bond, 12.00%, 08/15/2013	3,228,987
1,000,000	US Treasury Bond, 5.375%, 02/15/2031	1,027,188
680,000	US Treasury Bond, 4.50%, 02/15/2036	615,932
1,500,000	US Treasury Note, 4.75%, 05/15/2014	1,481,720
2,220,000	US Treasury Note, 4.625%, 02/15/2017	2,150,627

	Total U.S. Government & Agency Obligations (cost $24,526,270)	24,034,331

	Total Bonds and Notes (cost $44,003,282)	43,114,666

SHORT TERM INVESTMENTS – 5.34%
number of shares		market value
2,462,600	Timothy Plan Money Market Fund, 4.40% (A) (B)	$2,462,600

	Total Short-Term Investments (cost $2,462,600)	2,462,600

	TOTAL INVESTMENTS (cost $46,465,882) - 98.85%	$45,577,266

	OTHER ASSETS LESS LIABILITIES - 1.15%	530,799

	NET ASSETS - 100.00%	$46,108,065

(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [32]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $44,003,282) [NOTE 1]	$43,114,666
Investments in Affiliated Securities at Value (cost $2,462,600) [NOTE 1]	2,462,600
Receivables for:
Interest	582,099
Fund Shares Sold	507,024
Prepaid expenses	31,229

Total Assets	$46,697,618

LIABILITIES

amount
Distribution Payable	$509,557
Payable for Fund Shares Redeemed	29,470
Payable to Custodian - Overdraft Balance	685
Accrued Advisory Fees	16,492
Accrued 12b-1 Fees Class A	7,815
Accrued 12b-1 Fees Class B	2,237
Accrued 12b-1 Fees Class C	2,196
Accrued Expenses	21,101

Total Liabilities	$589,553

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,176,928 shares outstanding)	$40,811,362
Net Asset Value and Redemption Price Per Class A Share ($40,811,362 /4,176,928 shares)	$9.77
Offering Price Per Share ($9.77 / 0.955)	$10.23
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 280,600 shares outstanding)	$2,665,048
Net Asset Value and Offering Price Per Class B Share ($2,665,048 / 280,600 shares)	$9.50
Minimum Redemption Price Per Class B Share ($9.50 * 0.97)	$9.22
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 277,378 shares outstanding)	$2,631,655
Net Asset Value and Offering Price Per Class C Share ($2,631,655 / 277,378 shares)	$9.49
Minimum Redemption Price Per Share ($9.49 * 0.99)	$9.40
Net Assets	$46,108,065

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$47,572,905
Accumulated Undistributed Net Investment Income	56,052
Accumulated Net Realized Loss on Investments	(632,276)
Net Unrealized (Depreciation) in Value of Investments	(888,616)

Net Assets	$46,108,065

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [33]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest ($37,351 from Affiliated Investments)	$1,246,435

Total Investment Income	1,246,435

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	100,666
Fund Accounting, Transfer Agency, & Administration Fees	40,264
12b-1 Fees (Class A = $49,082, Class B = $13,663, Class C = $13,712) [NOTE 3]	76,457
Audit Fees	4,971
Registration Fees	3,713
Printing Expense	3,107
Legal Expense	2,900
Custodian Fees	1,810
Insurance Expense	346
Miscellaneous Expense	230

Total Net Expenses	234,464

Net Investment Income	1,011,971

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	41,093
Change in Unrealized Appreciation (Depreciation) of Investments	(823,180)

Net Realized and Unrealized (Loss) on Investments	(782,087)

Net Increase in Net Assets Resulting from Operations	$229,884

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [34]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income	$1,011,971	$1,664,867
Net Realized Gain (Loss) on Investments	41,093	(672,790)
Change in Unrealized Appreciation (Depreciation) of Investments	(823,180)	197,120

Net Increase in Net Assets (resulting from operations)	229,884	1,189,197

Distributions to Shareholders From:
Net Realized Gains:
Class A	—	(44,598)
Class B	—	(3,337)
Class C	—	(3,614)
Net Income:
Class A	(895,656)	(1,427,630)
Class B	(52,205)	(103,691)
Class C	(52,339)	(81,304)

Total Distributions	(1,000,200)	(1,664,174)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,350,631	13,944,388
Class B	3,797	32,835
Class C	431,483	1,551,901
Dividends Reinvested:
Class A	825,848	1,325,353
Class B	41,076	84,408
Class C	41,755	60,896
Cost of Shares Redeemed:
Class A	(6,708,294)	(5,240,703)
Class B	(119,731)	(412,203)
Class C	(816,672)	(497,499)

Net Increase in Net Assets (resulting from capital share transactions)	2,049,893	10,849,376

Total Increase in Net Assets	1,279,577	10,374,399

Net Assets:
Beginning of period	44,828,488	34,454,089

End of period	$46,108,065	$44,828,488

Accumulated Undistributed Net Investment Income	$56,052	$44,282

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	836,815	1,399,608
Class B	388	3,421
Class C	44,454	160,862
Shares Reinvested:
Class A	83,841	134,097
Class B	4,284	8,772
Class C	4,359	6,344
Shares Redeemed:
Class A	(671,103)	(527,710)
Class B	(12,375)	(42,591)
Class C	(84,103)	(51,615)

Net Increase in Number of Shares Outstanding	206,560	1,091,188

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [35]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND – CLASS A SHARES

six months ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.94	$10.06	$10.32	$10.31	$10.25	$9.73

Income from Investment Operations:
Net Investment Income (Loss)	0.22	0.42	0.34	(A)	0.34	(A)	0.37	(A)	0.45	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(0.12)	(0.23)	0.01	0.21	0.53

Total from Investment Operations	0.05	0.30	0.11	0.35	0.58	0.98

Less Distributions:
Dividends from Net Investment Income	(0.22)	(0.41)	(0.34)	(0.34)	(0.37)	(0.44)
Dividends from Net Realized Gains	—	(0.01)	(0.03)	—	(0.15)	(0.02)

Total Distributions	(0.22)	(0.42)	(0.37)	(0.34)	(0.52)	(0.46)

Net Asset Value at End of Year	$9.77	$9.94	$10.06	$10.32	$10.31	$10.25

Total Return (B)(C)	0.53	%(D)	3.11%	1.11%	3.44%	5.70%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$40,811	$39,023	$29,402	$23,131	$16,313	$10,374

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.96	%(E)	1.32%	1.31%	1.31%	1.43%	1.74%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.96	%(E)	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.62	%(E)	4.42%	3.33%	3.49%	3.61%	4.49%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.62	%(E)	4.39%	3.29%	3.45%	3.69%	4.88%

Portfolio Turnover	29.62%	76.28%	39.46%	35.95%	62.06%	18.10%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [36]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND – CLASS B SHARES

six months ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.66	$9.81	$10.06	$10.08	$10.02	$9.55

Income from Investment Operations:
Net Investment Income (Loss)	0.19	0.36	0.25	(A)	0.27	(A)	0.29	(A)	0.37	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	(0.15)	(0.20)	(0.01)	0.21	0.52

Total from Investment Operations	0.03	0.21	0.05	0.26	0.50	0.89

Less Distributions:
Dividends from Net Investment Income	(0.19)	(0.35)	(0.27)	(0.28)	(0.29)	(0.40)
Dividends from Net Realized Gains	—	(0.01)	(0.03)	—	(0.15)	(0.02)

Total Distributions	(0.19)	(0.36)	(0.30)	(0.28)	(0.44)	(0.42)

Net Asset Value at End of Year	$9.50	$9.66	$9.81	$10.06	$10.08	$10.02

Total Return (B)(C)	0.26	%(D)	2.20%	0.47%	2.57%	4.93%	9.52%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,665	$2,786	$3,126	$3,839	$4,057	$2,837

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.71	%(E)	1.99%	2.07%	2.06%	2.18%	2.61%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.71	%(E)	2.10%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.86	%(E)	3.74%	2.57%	2.74%	2.87%	3.57%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.86	%(E)	3.63%	2.54%	2.70%	2.95%	4.08%

Portfolio Turnover	29.62%	76.28%	39.46%	35.95%	62.06%	18.10%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [37]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND – CLASS C SHARES

six months ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.66	$9.78	$10.04	$10.15

Income from Investment Operations:
Net Investment Income (Loss)	0.19	0.33	0.25	(B)	0.26	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(0.12)	(0.20)	(0.05)

Total from Investment Operations	0.02	0.21	0.05	0.21

Less Distributions:
Dividends from Net Investment Income	(0.19)	(0.32)	(0.28)	(0.32)
Dividends from Net Realized Gains	—	(0.01)	(0.03)	—

Total Distributions	(0.19)	(0.33)	(0.31)	(0.32)

Net Asset Value at End of Period	$9.49	$9.66	$9.78	$10.04

Total Return (C)(D)	0.20	%(E)	2.26%	0.47%	2.12	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,632	$3,019	$1,927	$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.71	%(F)	2.10%	2.07%	2.06	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.71	%(F)	2.10%	2.10%	2.10	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.86	%(F)	3.64%	2.57%	2.74	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.86	%(F)	3.64%	2.54%	2.70	%(F)

Portfolio Turnover	29.62%	76.28%	39.46%	35.95%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [38]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
NII Holdings, Inc.	4.90%
Precision Castparts Corp.	4.04%
American Tower Corp. - Class A	3.93%
Timothy Plan Money Market	3.45%
National Oilwell Varco, Inc.	3.32%
The Manitowoc Co., Inc.	3.22%
Henry Schein, Inc.	3.20%
Aeropostale, Inc.	3.20%
ITT Educational Services, Inc.	2.95%
Wabtec Corp.	2.87%

35.08%

Industries (% of Net Assets)
Services	29.87%
Technology	27.27%
Basic Materials	16.32%
Industrial Goods	11.67%
Financial	6.82%
Healthcare	5.79%
Consumer Goods	1.39%
Short-Term Investments	3.45%
Liabilities in Excess of Other Assets	(2.58)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [39]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,098.01	$8.32
Hypothetical - Class A	$1,000.00	$1,016.86	$8.00
(5% return before expenses)
Actual - Class B	$1,000.00	$1,094.31	$12.20
Hypothetical - Class B	$1,000.00	$1,013.14	$11.73
(5% return before expenses)
Actual - Class C	$1,000.00	$1,094.17	$12.19
Hypothetical - Class C	$1,000.00	$1,013.15	$11.72
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.80% for Class A, 9.43% for Class B, and 9.42% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [40]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 99.13%

number of shares		market value
	AIR DELIVERY & FREIGHT SERVICES - 1.53%
15,300	UTI Worldwide, Inc.	$409,887

	BITUMINOUS COAL & LIGNITE SURFACE MINING - 1.58%
8,700	Peabody Energy Corp.	420,906

	BUILDING PRODUCTS - CEMENT/AGGREGATION - 2.43%
4,000	Martin Marietta Materials, Inc.	648,080

	BUILDING RESIDENTIAL/COMMERCIAL - 0.45%
3,300	Lennar Corp. - Class A	120,648

	SERVICES - BUSINESS SERVICES - 1.06%
5,800	Akamai Technologies, Inc. *	282,112

	CELLULAR TELECOM - 4.90%
16,200	NII Holdings, Inc. *	1,307,988

	COMPUTER COMMUNICATION EQUIPMENT - 1.48%
4,900	F5 Networks, Inc. *	394,940

	COMPUTER SERVICES - 3.04%
7,400	Cognizant Technology Solutions Corp. - Class A *	555,666
11,500	Red Hat, Inc. *	256,335

		812,001

	COMPUTERS - MEMORY DEVICES - 1.54%
14,050	Network Appliance, Inc. *	410,260

	CONSTRUCTION MACHINERY & EQUIPMENT - 3.22%
10,700	Manitowoc Company, Inc.	860,066

	DIAGNOSTIC EQUIPMENT - 1.24%
5,500	Gen-Probe, Inc. *	332,310

	DISPOSABLE MEDICAL PRODUCTS - 1.64%
5,300	C.R. Bard, Inc.	437,939

	DIVERSIFIED COMMUNICATION SERVICES - 3.93%
25,000	American Tower Corp. - Class A*	1,050,000

	DRUGS & PHARMACEUTICALS - 2.49%
16,800	Herbalife Ltd. *	666,120

	E-COMMERCE/SERVICES - 1.77%
11,500	Monster Worldwide, Inc. *	472,650

	EDUCATIONAL SERVICES - 2.94%
6,700	ITT Educational Services, Inc. *	786,446

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [41]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 99.13% (continued)

number of shares		market value
	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 2.43%
15,700	NVIDIA Corp. *	$648,567

	FINANCE - INVESTMENT BANKER/BROKER - 2.14%
5,800	Legg Mason, Inc.	570,604

	FINANCIAL GUARANTY INSURANCE - 1.57%
4,800	Ambac Financial Group, Inc.	418,512

	SERVICES - FINANCE SERVICES - 1.38%
8,200	Lazard Ltd. - Class A	369,246

	FOOTWEAR - 1.39%
16,700	Iconix Brand Group, Inc. *	371,074

	HEALTH CARE DISTRIBUTORS - 3.20%
16,000	Henry Schein, Inc. *	854,880

	MEDICAL - BIOMEDICAL/GENETICS - 4.15%
12,100	Celgene Corp. *	693,693
17,800	PDL BioPharma, Inc. *	414,740

		1,108,433

	MEDICAL LABS & TESTING SERVICES - 1.13%
4,400	Covance, Inc. *	301,664

	METAL PROCESSORS & FABRICATION - 4.04%
8,900	Precision Castparts Corp.	1,080,104

	OIL & GAS DRILLINGS - 4.59%
4,700	Diamond Offshore Drilling, Inc.	477,332
16,300	Patterson-UTI Energy, Inc.	427,223
5,800	Ultra Petroleum Corp. *	320,392

		1,224,947

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.04%
7,900	Denbury Resources, Inc. *	296,250
11,600	Southwestern Energy Co. *	516,200

		812,450

	OIL FIELD MACHINERY & EQUIPMENT - 5.23%
9,500	Grant Prideco, Inc. *	511,385
8,500	National-Oilwell Varco, Inc. *	886,040

		1,397,425

	OPERATIVE BUILDERS - 0.48%
6,400	D.R. Horton, Inc.	127,552

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [42]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 99.13% (continued)

number of shares		market value
	RADIOTELEPHONE COMMUNICATIONS - 1.15%
9,300	MetroPCS Communications, Inc. *	$307,272

	RAILROAD EQUIPMENT - 2.87%
21,000	Wabtec Corp.	767,130

	REAL ESTATE MANAGEMENT/SERVICES - 1.73%
12,650	CB Richard Ellis Group, Inc. - Class A *	461,725

	RETAIL - APPAREL/SHOES - 3.20%
20,500	Aeropostale, Inc. *	854,440

	RETAIL - EATING PLACES - 1.00%
5,800	Panera Bread Co. - Class A *	267,148

	RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.68%
7,700	Dick’s Sporting Goods, Inc. *	447,909

	RETAIL - PET FOOD & SUPPLIES - 2.59%
21,300	PetSmart, Inc.	691,185

	SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES - 1.65%
14,800	Nasdaq Stock Market, Inc. *	439,708

	SEMICONDUCTORS & RELATED DEVICES - 5.33%
8,400	Intersil Corp. *	264,264
7,300	Microchip Technology, Inc.	270,392
24,600	QLogic Corp. *	409,590
17,900	Xilinx, Inc.	479,183

		1,423,429

	SOFTWARE & PROGRAMMING - 0.81%
5,400	Amdocs Ltd. *	215,028

	SPORTING ACTIVITIES - 1.38%
6,900	Life T ime Fitness, Inc. *	367,287

	STEEL PIPE & TUBES - 1.88%
4,800	Allegheny Technologies, Inc.	503,424

	TRADING COMPANIES & DISTRIBUTORS - 1.05%
6,700	Fastenal Co.	280,462

	VETERINARY DIAGNOSTICS - 1.19%
8,400	VCA Antech, Inc. *	316,596

	WEB HOSTING/DESIGN - 1.61%
4,700	Equinix, Inc. *	429,909

	Total Common Stocks (cost $22,138,452)	26,470,463

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [43]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

SHORT TERM INVESTMENTS – 3.45%

number of shares		market value
921,514	Timothy Plan Money Market Fund, 4.40% (A) (B)	$921,514

	Total Short-Term Investments (cost $921,514)	921,514

	TOTAL INVESTMENTS (cost $23,059,966) - 102.58%	$27,391,977

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (2.58)%	(688,209)

	NET ASSETS - 100.00%	$26,703,768

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [44]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $22,138,452) [NOTE 1]	$26,470,463
Investments in Affiliated Securities at Value (cost $921,514) [NOTE 1]	921,514
Cash	5
Receivables for:
Interest	1,086
Dividends	2,479
Fund Shares Sold	4,474
Prepaid expenses	23,396

Total Assets	$27,423,417

LIABILITIES

amount
Accrued Advisory Fees	$23,113
Accrued 12b-1 Fees Class A	4,573
Accrued 12b-1 Fees Class B	1,047
Accrued 12b-1 Fees Class C	1,842
Payable for Fund Shares Redeemed	7,815
Payable for Investments Purchased	660,321
Accrued Expenses	20,938

Total Liabilities	$719,649

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,010,959 shares outstanding)	$23,273,111
Net Asset Value and Redemption Price Per Class A Share ($23,273,111 / 3,010,959 shares)	$7.73
Offering Price Per Share ($7.73 / 0.945)	$8.18
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 165,488 shares outstanding)	$1,209,345
Net Asset Value and Offering Price Per Class B Share ($1,209,345 / 165,488 shares)	$7.31
Minimum Redemption Price Per Class B Share ($7.31 * 0.97)	$7.09
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 303,406 shares outstanding)	$2,221,312
Net Asset Value and Offering Price Per Class C Share ($2,221,312 / 303,406 shares)	$7.32
Minimum Redemption Price Per Share ($7.32 * 0.99)	$7.25
Net Assets	$26,703,768

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$21,333,875
Accumulated Net Investment Loss	(168,923)
Accumulated Undistributed Net Realized Gain on Investments	1,206,805
Net Unrealized Appreciation in Value of Investments	4,332,011

Net Assets	$26,703,768

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggresive Growth Fund [45]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$11,606
Dividends	46,429

Total Investment Income	58,035

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	114,063
Fund Accounting, Transfer Agency, & Administration Fees	24,141
12b-1 Fees (Class A = $29,443, Class B = $6,240, Class C = $10,179) [NOTE 3]	45,862
Registration Fees	8,232
Miscellaneous Expense	5,430
Custodian Fees	5,249
Audit Fees	2,979
Printing Expense	1,862
Legal Expense	1,738
Insurance Expense	889

Total Expenses	210,445

Expenses Recouped by Advisor [NOTE 3]	16,513

Total Net Expenses	226,958

Net Investment Loss	(168,923)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	1,469,088
Change in Unrealized Appreciation (Depreciation) of Investments	1,256,134

Net Realized and Unrealized Gain on Investments	2,725,222

Net Increase in Net Assets Resulting from Operations	$2,556,299

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [46]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 06/30/06
Operations:
Net Investment Income (Loss)	$(168,923)	$(322,159)
Net Realized Gain (Loss) on Investments	1,469,088	2,540,458
Net Change in Unrealized Appreciation of Investments	1,256,134	(604,003)

Net Increase in Net Assets (resulting from operations)	2,556,299	1,614,296

Distributions to Shareholders From:
Net Realized Gains:
Class A	—	(2,636,988)
Class B	—	(153,603)
Class C	—	(229,077)

Total Distributions	—	(3,019,668)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,710,610	6,797,890
Class B	—	10,768
Class C	347,541	682,247
Dividends Reinvested:
Class A	—	2,534,673
Class B	—	126,290
Class C	—	220,739
Cost of Shares Redeemed:
Class A	(7,885,898)	(3,342,527)
Class B	(151,643)	(219,971)
Class C	(244,411)	(186,700)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,223,801)	6,623,409

Total Increase in Net Assets	332,498	5,218,037

Net Assets:
Beginning of period	26,371,270	21,153,233

End of period	$26,703,768	$26,371,270

Accumulated Net Investment Loss	$(168,923)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	744,038	874,824
Class B	—	1,413
Class C	49,123	91,145
Shares Reinvested:
Class A	—	354,996
Class B	—	18,654
Class C	—	32,510
Shares Redeemed:
Class A	(1,026,413)	(431,137)
Class B	(21,170)	(29,707)
Class C	(35,098)	(25,211)

Net Increase (Decrease) in Number of Shares Outstanding	(289,520)	887,487

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [47]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND – CLASS A SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$7.04		$7.38	$6.95		$6.34		$4.56		$6.61

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)		(0.08)	(0.09	) (A)	(0.07	) (A)	(0.06	) (A)	(0.05	) (A)
Net Realized and Unrealized Gain (Loss) on Investments	0.74		0.65	0.70		0.68		1.84		(2.00)

Total from Investment Operations	0.69		0.57	0.61		0.61		1.78		(2.05)

Less Distributions:
Dividends from Realized Gains	—		(0.91)	(0.18)		—		—		—

Total Distributions	—		(0.91)	(0.18)		—		—		—

Net Asset Value at End of Year	$7.73		$7.04	$7.38		$6.95		$6.34		$4.56

Total Return (B)(C)	9.80	% (D)	7.50%	8.73%		9.62%		39.04%		(31.01)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$23,273		$23,187	$18,403		$16,453		$9,920		$4,878

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.47	% (E)	1.59%	1.59%		1.66%		1.85%		2.64%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60	% (E)	1.60%	1.60%		1.60%		1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.30	)% (E)	(1.17)%	(1.32)%		(1.38)%		(1.60)%		(2.44)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.17	)% (E)	(1.18)%	(1.33)%		(1.32)%		(1.35)%		(1.40)%

Portfolio Turnover	29.42%		96.39%	102.63%		102.46%		119.33%		134.34%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [48]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND – CLASS B SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.68		$7.09	$6.74		$6.19		$4.48		$6.56

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)		(0.14)	(0.14	) (A)	(0.13	) (A)	(0.08	) (A)	(0.08	) (A)
Net Realized and Unrealized Gain (Loss) on Investments	0.70		0.64	0.67		0.68		1.79		(2.00)

Total from Investment Operations	0.63		0.50	0.53		0.55		1.71		(2.08)

Less Distributions:
Dividends from Realized Gains	—		(0.91)	(0.18)		—		—		—

Total Distributions	—		(0.91)	(0.18)		—		—		—

Net Asset Value at End of Year	$7.31		$6.68	$7.09		$6.74		$6.19		$4.48

Total Return (B)(C)	9.43	% (D)	6.83%	7.82%		8.89%		38.17%		(31.71)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,209		$1,247	$1,392		$1,519		$1,356		$525

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.22	% (E)	2.32%	2.34%		2.41%		2.60%		3.70%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35	% (E)	2.35%	2.35%		2.35%		2.35%		2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.05	)% (E)	(1.90)%	(2.07)%		(2.13)%		(2.35)%		(3.50)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.92	)% (E)	(1.93)%	(2.08)%		(2.07)%		(2.10)%		(2.15)%

Portfolio Turnover	29.42%		96.39%	102.63%		102.46%		119.33%		134.34%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggresive Growth Fund [49]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND – CLASS C SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.69		$7.11	$6.75		$6.24

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)		(0.11)	(0.14	) (B)	(0.06	) (B)
Net Realized and Unrealized Gain (Loss) on Investments	0.69		0.60	0.68		0.57

Total from Investment Operations	0.63		0.49	0.54		0.51

Less Distributions:
Dividends from Realized Gains	—		(0.91)	(0.18)		—

Total Distributions	—		(0.91)	(0.18)		—

Net Asset Value at End of Period	$7.32		$6.69	$7.11		$6.75

Total Return (C)(D)	9.42	% (E)	6.65%	7.96%		8.17	% (E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,221		$1,937	$1,358		$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35	% (F)	2.35%	2.34%		2.41	% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35	% (F)	2.35%	2.35%		2.35	% (F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.92	)% (F)	(1.94)%	(2.07)%		(2.13	)% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.92	)% (F)	(1.94)%	(2.08)%		(2.07	)% (F)

Portfolio Turnover	29.42%		96.39%	102.63%		102.46%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [50]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
Nokia Corp. ADR	4.00%
Tiffany & Co.	2.95%
SAP AG ADR	2.85%
Lowe’s Companies, Inc.	2.83%
Stryker Corp.	2.82%
American International Group, Inc.	2.73%
Emerson Electric Co.	2.70%
Legg Mason, Inc.	2.67%
Celgene Corp.	2.60%
Danaher Corp.	2.56%

28.71%

Industries (% of Net Assets)
Services	29.12%
Technology	23.14%
Healthcare	13.40%
Financial	9.82%
Industrial	8.77%
Basic Materials	6.82%
Consumer Goods	5.63%
Short-Term Investments	2.37%
Other Assets Less Liabilities	0.93%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [51]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,086.90	$7.32
Hypothetical - Class A	$1,000.00	$1,017.78	$7.08
(5% return before expenses)
Actual - Class B	$1,000.00	$1,082.13	$11.18
Hypothetical - Class B	$1,000.00	$1,014.05	$10.82
(5% return before expenses)
Actual - Class C	$1,000.00	$1,082.01	$11.16
Hypothetical - Class C	$1,000.00	$1,014.08	$10.79
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42% for Class A, 2.17% for Class B, and 2.16% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.69% for Class A, 8.21% for Class B, and 8.20% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [52]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 96.70%

number of shares		market value
	APPAREL MANUFACTURERS - 0.96%
12,000	Coach, Inc. *	$568,680

	BEVERAGES - NON-ALCOHOLIC - 1.75%
24,000	Hansen Natural Corp. *	1,031,520

	BUSINESS SERVICES - 3.08%
32,000	Cintas Corp.	1,261,760
20,000	MoneyGram International, Inc.	559,000

		1,820,760

	CHEMICALS - SPECIALTY - 1.16%
16,000	Ecolab, Inc.	683,200

	COMMERCIAL BANKS - WESTERN US - 1.76%
13,500	Zions Bancorporation	1,038,285

	COMPUTERS - MEMORY DEVICES - 0.79%
16,000	Network Appliance, Inc. *	467,200

	COMPUTER SERVICES - 1.17%
9,200	Cognizant Technology Solutions Corp. - Class A *	690,828

	COSMETICS & TOILETRIES - 1.76%
16,000	Colgate-Palmolive Co.	1,037,600

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.56%
20,000	Danaher Corp.	1,510,000

	DRILLING OIL & GAS WELLS - 1.13%
20,000	Nabors Industries Ltd. *	667,600

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.70%
34,000	Emerson Electric Co.	1,591,200

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 2.27%
24,000	Marvell Technology Group Ltd. *	437,040
14,800	MEMC Electronic Materials, Inc. *	904,576

		1,341,616

	ELECTRONICS - MILITARY - 2.21%
13,400	L-3 Communications Holdings, Inc.	1,305,026

	ENTERPRISE SOFTWARE/SERVICES - 2.86%
33,000	SAP AG (ADR)	1,685,310

	FOOD - WHOLESALE/DISTRIBUTION - 2.24%
40,000	Sysco Corp.	1,319,600

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.36%
20,050	Rockwell Automation, Inc.	1,392,272

	LABORATORY ANALYTICAL INSTRUMENTS - 1.58%
14,400	Beckman Coulter, Inc.	931,392

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [53]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 96.70% (continued)

number of shares		market value
	MEASURING & CONTROLLING DEVICES - 1.60%
18,300	Thermo Electron Corp. *	$946,476

	MEDICAL INSTRUMENTS - 1.23%
17,500	St. Jude Medical, Inc. *	726,075

	MEDICAL PRODUCTS - 5.43%
26,800	Celgene Corp. *	1,536,444
26,400	Stryker Corp.	1,665,576

		3,202,020

	MISCELLANEOUS CHEMICAL PRODUCTS - 0.93%
20,000	Nalco Holding Co. *	549,000

	MULTI-LINE INSURANCE - 2.73%
23,000	American International Group, Inc.	1,610,690

	NETWORKING PRODUCTS - 1.30%
30,400	Juniper Networks, Inc. *	765,168

	OIL - FIELD SERVICES - 1.50%
16,000	Weatherford International Ltd. *	883,840

	OIL COMPANY - INTEGRATED - 2.19%
16,000	Total SA (ADR)	1,295,680

	OIL FIELD MACHINERY & EQUIPMENT - 1.06%
6,000	National-Oilwell Varco, Inc. *	625,440

	PERSONAL CREDIT INSTITUTIONS - 1.05%
16,000	The First Marblehead Corp.	618,240

	PHARMACEUTICAL PREPARATIONS - 1.55%
13,500	Theravance, Inc. *	432,000
17,000	Vertex Pharmaceuticals, Inc. *	485,520

		917,520

	PHARMACY SERVICES - 2.11%
16,000	Medco Health Solutions, Inc. *	1,247,840

	PUMPS & PUMPING EQUIPMENT - 1.16%
10,000	ITT Corp. *	682,800

	RADIOTELEPHONE COMMUNICATIONS - 1.64%
12,000	NII Holdings, Inc. *	968,880

	RETAIL - APPAREL/SHOE - 1.36%
33,000	Chico’s FAS, Inc. *	803,220

	RETAIL - BEDDING - 2.44%
40,000	Bed Bath & Beyond, Inc. *	1,439,600

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [54]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 96.70% (continued)

number of shares		market value
	RETAIL - BUILDING PRODUCTS - 4.86%
54,400	Lowe’s Companies, Inc.	$1,669,536
23,000	Tractor Supply Co. *	1,197,150

		2,866,686

	RETAIL - DISCOUNT - 2.02%
20,400	Costco Wholesale Corp.	1,193,808

	RETAIL - EATING PLACES - 0.89%
21,500	The Cheesecake Factory, Inc. *	527,180

	RETAIL - JEWELRY STORES - 2.95%
32,800	Tiffany & Co.	1,740,368

	SECURITY BROKERS, DEALERS & FLOTATION - 2.67%
16,000	Legg Mason, Inc.	1,574,080

	SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.62%
18,400	T. Rowe Price Group, Inc.	954,776

	SEMICONDUCTOR EQUIPMENT - 2.33%
24,000	Linear Technology Corp.	868,320
10,400	SanDisk Corp. *	508,976

		1,377,296

	SEMICONDUCTORS & RELATED DEVICES - 2.49%
23,000	Analog Devices, Inc.	865,720
18,000	Maxim Integrated Products, Inc.	601,380

		1,467,100

	SERVICES - ADVERTISING AGENCIES - 2.92%
15,000	Lamar Advertising Co. *	941,400
19,000	Monster Worldwide, Inc. *	780,900

		1,722,300

	SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.75%
31,000	Medarex, Inc. *	442,990

	TELECOMMUNICATION EQUIPMENT - 1.11%
12,000	Harris Corp.	654,600

	THERAPEUTICS - 2.33%
35,400	Gilead Sciences, Inc. *	1,372,458

	TRUCKING & COURIER SERVICES - 2.35%
19,000	United Parcel Service, Inc. - Class B	1,387,000

	WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS’ SUNDRIES - 1.79%
15,000	Cardinal Health, Inc.	1,059,600

	WIRELESS EQUIPMENT - 4.00%
84,000	Nokia Corp. (ADR)	2,361,240

	Total Common Stocks (cost $49,158,833)	57,066,060

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [55]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

SHORT-TERM INVESTMENTS – 2.37%

number of shares		market value
1,398,479	Timothy Plan Money Market Fund, 4.40% (A)(B)	$1,398,479

	Total Short-Term Investments (cost $1,398,479)	1,398,479

	TOTAL INVESTMENTS (cost $50,557,312) - 99.07%	$58,464,539

	OTHER ASSETS LESS LIABILITIES - 0.93%	549,196

	NET ASSETS - 100.00%	$59,013,735

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [56]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $49,158,833) [NOTE 1]	$57,066,060
Investments in Affiliated Securities at Value (cost $1,398,479) [NOTE 1]	1,398,479
Receivables for:
Investments Sold	4,007,687
Interest	8,188
Dividends	24,585
Fund Shares Sold	47,664
Prepaid expenses	28,958

Total Assets	$62,581,621

LIABILITIES

amount
Payable for Investments Purchased	$3,465,332
Payable to Custodian	139
Accrued Advisory Fees	41,504
Accrued 12b-1 Fees Class A	10,450
Accrued 12b-1 Fees Class B	1,798
Accrued 12b-1 Fees Class C	2,460
Payable for Fund Shares Redeemed	6,270
Accrued Expenses	39,739
Other Payables	194

Total Liabilities	$3,567,886

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 6,840,974 shares outstanding)	$53,888,878
Net Asset Value and Redemption Price Per Class A Share ($53,888,878 / 6,840,974 shares)	$7.88
Offering Price Per Share ($7.88 / 0.945)	$8.34
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 283,901 shares outstanding)	$2,132,046
Net Asset Value and Offering Price Per Class B Share ($2,132,046 / 283,901 shares)	$7.51
Minimum Redemption Price Per Class B Share ($7.51 * 0.97)	$7.28
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 397,857 shares outstanding)	$2,992,811
Net Asset Value and Offering Price Per Class C Share ($2,992,811 / 397,857 shares)	$7.52
Minimum Redemption Price Per Share ($7.52 * 0.99)	$7.44
Net Assets	$59,013,735

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$50,556,923
Accumulated Net Investment Loss	(84,293)
Accumulated Undistributed Net Realized Gain on Investments	633,878
Net Unrealized Appreciation in Value of Investments	7,907,227

Net Assets	$59,013,735

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [57]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$96,533
Dividends (net of foreign withholding tax of $3,151)	311,748

Total Investment Income	408,281

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	287,080
Fund Accounting, Transfer Agency, & Administration Fees	60,649
12b-1 Fees (Class A = $78,380, Class B = $11,113, Class C = $13,109) [NOTE 3]	102,602
Miscellaneous Expense	12,065
Registration Fees	8,684
Audit Fees	7,495
Printing Expense	4,684
Legal Expense	4,372
Custodian Fees	2,646
Insurance Expense	2,297

Total Expenses	492,574

Net Investment Loss	(84,293)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Unaffiliated Investments	6,091,337
Change in Unrealized Appreciation (Depreciation) of Investments	(18,277)

Net Realized and Unrealized Gain on Investments	6,073,060

Net Increase in Net Assets Resulting from Operations	$5,988,767

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [58]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income (Loss)	(84,293)	(404,499)
Net Realized Gain (Loss) on Investments	6,091,337	3,301,058
Change in Unrealized Appreciation (Depreciation) of Investments	(18,277)	(55,497)

Net Increase in Net Assets (resulting from operations)	5,988,767	2,841,062

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,305,611	17,403,566
Class B	8,027	88,760
Class C	826,978	837,957
Cost of Shares Redeemed:
Class A	(25,525,878)	(8,476,919)
Class B	(300,447)	(237,400)
Class C	(266,198)	(184,004)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(16,951,907)	9,431,960

Total Increase (Decrease) in Net Assets	(10,963,140)	12,273,022

Net Assets:
Beginning of period	69,976,875	57,703,853

End of period	$59,013,735	$69,976,875

Accumulated Net Investment (Loss)	$(84,293)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,087,464	2,471,257
Class B	1,073	13,121
Class C	114,989	123,571
Shares Redeemed:
Class A	(3,281,465)	(1,221,370)
Class B	(40,681)	(35,251)
Class C	(36,871)	(27,312)

Net Increase (Decrease) in Number of Shares Outstanding	(2,155,491)	1,324,016

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [59]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND – CLASS A SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$7.25		$6.92	$6.69		$6.17		$5.14		$7.28

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.04)	(0.05	)(A)	(0.05	)(A)	(0.05	)(A)	(0.04	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.64		0.37	0.28		0.57		1.08		(2.10)

Total from Investment Operations	0.63		0.33	0.23		0.52		1.03		(2.14)

Net Asset Value at End of Year	$7.88		$7.25	$6.92		$6.69		$6.17		$5.14

Total Return (B)(C)	8.69	%(D)	4.77%	3.44%		8.43%		20.04%		(29.40)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$53,889		$65,510	$53,901		$36,869		$23,407		$13,044

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.42	%(E)	1.52%	1.60%		1.55%		1.62%		1.80%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.42	%(E)	1.53%	1.60%		1.60%		1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.20	)%(E)	(0.56)%	(0.80)%		(0.95)%		(1.05)%		(1.21)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.20	)%(E)	(0.57)%	(0.80)%		(1.00)%		(1.03)%		(1.01)%

Portfolio Turnover	40.83%		60.46%	38.61%		60.25%		53.43%		52.28%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [60]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND – CLASS B SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.94		$6.68	$6.50		$6.04		$5.07		$7.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.09)	(0.10	)(A)	(0.11	)(A)	(0.08	)(A)	(0.07	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.61		0.35	0.28		0.57		1.05		(2.08)

Total from Investment Operations	0.57		0.26	0.18		0.46		0.97		(2.15)

Net Asset Value at End of Year	$7.51		$6.94	$6.68		$6.50		$6.04		$5.07

Total Return (B)(C)	8.21	%(D)	3.89%	2.77%		7.62%		19.13%		(29.92)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,132		$2,245	$2,307		$2,688		$2,385		$1,311

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(E)	2.26%	2.35%		2.30%		2.38%		2.72%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(E)	2.28%	2.35%		2.35%		2.35%		2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.90	)%(E)	(1.31)%	(1.55)%		(1.70)%		(1.74)%		(2.12)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.90	)%(E)	(1.33)%	(1.55)%		(1.75)%		(1.71)%		(1.75)%

Portfolio Turnover	40.83%		60.46%	38.61%		60.25%		53.43%		52.28%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [61]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND – CLASS C SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.95		$6.69	$6.52		$6.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.07)	(0.08	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.60		0.33	0.25		0.35

Total from Investment Operations	0.57		0.26	0.17		0.30

Net Asset Value at End of Period	$7.52		$6.95	$6.69		$6.52

Total Return (C)(D)	8.20	%(E)	3.89%	2.61%		4.82	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,993		$2,222	$1,496		$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.16	%(F)	2.27%	2.35%		2.30	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.16	%(F)	2.27%	2.35%		2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.88	)%(F)	(1.31)%	(1.55)%		(1.70	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.88	)%(F)	(1.31)%	(1.55)%		(1.75	)%(F)

Portfolio Turnover	40.83%		60.46%	38.61%		60.25%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are in integral part of these financial statements.

The Timothy Large/Mid Growth Fund [62]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (unaudited):

Asset Allocation (% of Net Assets)
International	25.30%
Large/Mid-Cap Growth	19.97%
Large/Mid-Cap Value	19.86%
Small Cap Value	12.44%
Aggressive Growth	12.18%
High Yield Bond	9.85%
Short-Term Investments	0.34%
Other Assets Less Liabilities	0.06%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [63]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,100.10	$4.87
Hypothetical - Class A	$1,000.00	$1,020.15	$4.69
(5% return before expenses)
Actual - Class B	$1,000.00	$1,095.70	$8.77
Hypothetical - Class B	$1,000.00	$1,016.43	$8.43
(5% return before expenses)
Actual - Class C	$1,000.00	$1,096.67	$8.76
Hypothetical - Class C	$1,000.00	$1,016.44	$8.43
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% for Class A, 1.69% for Class B, and 1.69% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.01% for Class A, 9.57% for Class B, and 9.67% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [64]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

MUTUAL FUNDS (A) – 99.60%

number of shares		market value
1,074,298	Timothy Plan Aggressive Growth Fund	8,304,325
688,599	Timothy Plan High Yield Bond Fund	6,713,842
1,686,231	Timothy Plan International Fund	17,250,138
1,728,042	Timothy Plan Large/Mid Cap Growth Fund *	13,616,974
838,589	Timothy Plan Large/Mid Cap Value Fund	13,543,212
509,807	Timothy Plan Small-Cap Value Fund -	8,483,182

	Total Mutual Funds (cost $61,154,989)	67,911,673

SHORT-TERM INVESTMENTS – 0.34%

number of shares		market value
234,862	Timothy Plan Money Market, 4.40%(A) (B)	$234,862

	Total Short-Term Investments (cost $234,862)	234,862

	Total Investments (cost $61,389,851) - 99.94%	$68,146,535

	OTHER ASSETS LESS LIABILITIES - 0.06%	41,590

	TOTAL NET ASSETS - 100.00%	$68,188,125

*	Non-income producing securities
(A)	Affiliated Fund - Class A.
(B)	Variable rate security; the yield shown represents the rate at June 30, 2007.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [65]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Afflilated Securities at Value (cost $61,389,851) [NOTE 1]	$68,146,535
Receivables for:
Dividends	49,304
Interest	355
Fund Shares Sold	121,840
Prepaid expenses	25,553

Total Assets	$68,343,587

LIABILITIES

amount
Payable for Fund Shares Redeemed	$67,395
Payable to Custodian	395
Accrued Advisory Fees	36,443
Accrued 12b-1 Fees Class B	9,835
Accrued 12b-1 Fees Class C	5,033
Accrued Expenses	36,361

Total Liabilities	$155,462

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,005,489 shares outstanding)	$42,691,876
Net Asset Value and Redemption Price Per Class A Share ($42,691,876 / 4,005,489 shares)	$10.66
Offering Price Per Share ($10.66 / 0.945)	$11.28
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,643,317 shares outstanding)	$16,748,300
Net Asset Value and Offering Price Per Class B Share ($16,748,300 / 1,643,317 shares)	$10.19
Minimum Redemption Price Per Class B Share ($10.19 * 0.97)	$9.88
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 857,153 shares outstanding)	$8,747,949
Net Asset Value and Offering Price Per Class C Share ($8,747,949 / 857,153 shares)	$10.21
Minimum Redemption Price Per Share ($10.21 * 0.99)	$10.11
Net Assets	$68,188,125

SOURCES OF NET ASSETS
amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$52,323,022
Accumulated Undistributed Net Investment Income	108,048
Accumulated Undistributed Net Realized Gain on Investments	9,000,371
Net Unrealized Appreciation in Value of Investments	6,756,684

Net Assets	$68,188,125

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [66]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$4,626
Dividends on Affiliated Investments	49,304

Total Investment Income	53,930

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	209,079
Fund Accounting, Transfer Agency, & Administration Fees	57,827
12b-1 Fees (Class B = $61,440, Class C = $30,632) [NOTE 3]	92,072
Custodian Fees	4,223
Audit Fees	7,132
Registration Fees	7,639
Printing Expense	4,456
Legal Expense	4,162
Insurance Expense	510
Miscellaneous Expense	6,033

Total Net Expenses	393,133

Net Investment Loss	(339,203)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Affiliated Investments	5,795,076
Change in Unrealized Appreciation (Depreciation) of Investments	582,949

Net Realized and Unrealized Gain on Investments	6,378,025

Net Increase in Net Assets Resulting from Operations	$6,038,822

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [67]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income (Loss)	$(339,203)	$639,932
Net Realized Gain on Investments	5,795,076	436,389
Capital Gain Distributions from Investment Companies	—	3,267,748
Net Change in Unrealized Appreciation of Investments	582,949	763,331

Net Increase in Net Assets (resulting from operations)	6,038,822	5,107,400

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(192,678)
Net Realized Gains:	—
Class A	—	(1,451,513)
Class B	—	(662,809)
Class C	—	(305,894)

Total Distributions	—	(2,612,894)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,452,874	16,821,070
Class B	7,449	155,125
Class C	1,453,398	3,241,436
Dividends Reinvested:
Class A	—	1,567,342
Class B	—	628,770
Class C	—	256,816
Cost of Shares Redeemed:
Class A	(2,743,352)	(8,968,088)
Class B	(940,811)	(2,980,731)
Class C	(1,069,972)	(1,605,749)

Net Increase in Net Assets (resulting from capital share transactions)	1,159,586	9,115,991

Total Increase in Net Assets	7,198,408	11,610,497

Net Assets:
Beginning of period	60,989,717	49,379,220

End of period	$68,188,125	$60,989,717

Accumulated Undistributed Net Investment Income	$108,048	$447,252

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	434,906	1,737,399
Class B	737	16,701
Class C	148,123	349,496
Shares Reinvested:
Class A	—	160,753
Class B	—	67,176
Class C	—	27,408
Shares Redeemed:
Class A	(268,375)	(939,818)
Class B	(96,565)	(318,931)
Class C	(107,892)	(176,501)

Net Increase in Number of Shares Outstanding	110,934	923,683

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [68]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND – CLASS A SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.69		$9.18	$8.64		$8.10		$6.33		$8.47

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		0.14	(0.10	)(A)	(0.05	)(A)	(0.07	)(A)	(0.07	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.01		0.82	0.64		0.71		1.84		(2.07)

Total from Investment Operations	0.97		0.96	0.54		0.66		1.77		(2.14)

Less Distributions:
Dividends from Realized Gains	—		(0.40)	—	*	(0.12)		—		—
Dividends from Net Investment Income	—		(0.05)	—		—		—		—

Total Distributions	—		(0.45)	—		(0.12)		—		—

Net Asset Value at End of Year	$10.66		$9.69	$9.18		$8.64		$8.10		$6.33

Total Return (B)(C)	10.01	%(F)	10.41%	6.25%		8.09%		27.96%		(25.26)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$42,692		$37,204	$26,451		$21,019		$12,948		$7,430

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	0.94	%(G)	1.07%	1.11%		1.13%		1.17%		1.34%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	0.94	%(G)	1.07%	1.15%		1.15%		1.15%		1.25%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(0.77	)%(G)	1.49%	(1.10)%		(0.74)%		(1.17)%		(1.34)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(0.77	)%(G)	1.49%	(1.14)%		(0.76)%		(1.15)%		(1.25)%
Portfolio Turnover	37.96%		10.55%	1.61%		0.46%		0.53%		0.67%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Not Annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [69]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND – CLASS B SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.30		$8.85	$8.39		$7.92		$6.25		$8.42

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)		0.05	(0.16	)(A)	(0.12	)(A)	(0.11	)(A)	(0.12	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.96		0.80	0.62		0.71		1.78		(2.05)

Total from Investment Operations	0.89		0.85	0.46		0.59		1.67		(2.17)

Less Distributions:
Dividends from Realized Gains	—		(0.40)	—	*	(0.12)		—		—
Dividends from Net Investment Income	—		—	—		—		—		—

Total Distributions	—		(0.40)	—		(0.12)		—		—

Net Asset Value at End of Year	$10.19		$9.30	$8.85		$8.39		$7.92		$6.25

Total Return (B)(C)	9.57	%(F)	9.53%	5.49%		7.39%		26.72%		(25.77)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$16,748		$16,177	$17,467		$18,535		$16,350		$9,394

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.69	%(G)	1.81%	1.86%		1.88%		1.92%		2.10%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.69	%(G)	1.82%	1.90%		1.90%		1.90%		2.00%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(1.52	)%(G)	0.44%	(1.85)%		(1.49)%		(1.92)%		(2.10)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(1.52	)%(G)	0.43%	(1.89)%		(1.51)%		(1.90)%		(2.00)%

Portfolio Turnover	37.96%		10.55%	1.61%		0.46%		0.53%		0.67%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Not Annualized.
(G)	Annualized.

The Timothy Strategic Growth Fund [70]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND – CLASS C SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.31		$8.86	$8.39		$8.03

Income from Investment Operations:
Net Investment Income (Loss)	(0.08)		0.06	(0.16	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.98		0.79	0.63		0.53

Total from Investment Operations	0.90		0.85	0.47		0.48

Less Distributions:
Dividends from Realized Gains	—		(0.40)	—	*	(0.12)
Dividends from Net Investment Income	—		—	—		—

Total Distributions	—		(0.40)	—		(0.12)

Net Asset Value at End of Period	$10.21		$9.31	$8.86		$8.39

Total Return (C)(D)	9.67	%(E)	9.51%	5.61%		5.92	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$8,748		$7,609	$5,462		$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.69	%(F)	1.81%	1.86%		1.88	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.69	%(F)	1.81%	1.90%		1.90	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(1.52	)%(F)	0.76%	(1.85)%		(1.49	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(1.52	)%(F)	0.76%	(1.89)%		(1.51	)%(F)

Portfolio Turnover	37.96%		10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [71]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (unaudited):

Industries (% of Net Assets)
Fixed Income	29.96%
Large/Mid-Cap Value	19.88%
International	15.19%
Large/Mid-Cap Growth	9.99%
Small-Cap Value	9.96%
High Yield Bond	9.86%
Aggressive Growth	4.88%
Short-Term Investments	0.01%
Other Assets Less Liabilities	0.27%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [72]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual - Class A	$1,000.00	$1,070.27	$4.77
Hypothetical - Class A	$1,000.00	$1,020.19	$4.66
(5% return before expenses)
Actual - Class B	$1,000.00	$1,066.54	$8.61
Hypothetical - Class B	$1,000.00	$1,016.46	$8.40
(5% return before expenses)
Actual - Class C	$1,000.00	$1,065.54	$8.60
Hypothetical - Class C	$1,000.00	$1,016.47	$8.40
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class A, 1.68% for Class B, and 1.68% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.03% for Class A, 6.65% for Class B, and 6.55% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [73]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

MUTUAL FUNDS (A) – 99.72%

number of shares		market value
338,554	Timothy Plan Aggressive Growth Fund	$2,617,026
1,645,550	Timothy Plan Fixed Income Fund	16,077,020
542,498	Timothy Plan High Yield Bond Fund	5,289,351
796,922	Timothy Plan International Fund	8,152,518
680,640	Timothy Plan Fund Large/Mid Cap Growth Fund *	5,363,441
660,618	Timothy Plan Fund Large/Mid Cap Value Fund	10,668,980
321,284	Timothy Plan Fund Small-Cap Value Fund	5,346,165

	Total Mutual Funds (cost $49,806,346)	53,514,501

SHORT-TERM INVESTMENTS – 0.01%

number of shares		market value
3,528	Timothy Plan Money Market, 4.40% (A) (B)	$3,528

	Total Short-Term Investments (cost $3,528)	3,528

	Total Investments (cost $49,809,874) - 99.73%	$53,518,029

	CASH & OTHER ASSETS LESS LIABILITIES - 0.27%	146,190

	TOTAL NET ASSETS - 100.00%	$53,664,219

*	Non-income producing securities
(A)	Affiliated Fund - Class A.
(B)	Variable rate security; the yield shown represents the rate at June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [74]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Affiliated Securities at Value (cost $49,809,874) [NOTE 1]	$53,518,029
Cash	193
Receivables for:
Interest	53
Dividends	221,005
Fund Shares Sold	5,743
Miscellaneous	1,769
Prepaid expenses	29,094

Total Assets	$53,775,886

LIABILITIES

amount
Accrued Advisory Fees	$28,752
Accrued 12b-1 Fees Class B	6,319
Accrued 12b-1 Fees Class C	3,783
Payable for Fund Shares Redeemed	38,086
Accrued Expenses	34,727

Total Liabilities	$111,667

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,081,593 shares outstanding)	$36,594,374
Net Asset Value and Redemption Price Per Class A Share ($36,594,374 / 3,081,593 shares)	$11.88
Offering Price Per Share ($11.88 / 0.945)	$12.57
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 927,523 shares outstanding)	$10,554,218
Net Asset Value and Offering Price Per Class B Share ($10,554,218 / 927,523 shares)	$11.38
Minimum Redemption Price Per Class B Share ($11.38 * 0.97)	$11.04
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 572,536 shares outstanding)	$6,515,627
Net Asset Value and Offering Price Per Class C Share ($6,515,627 / 572,536 shares)	$11.38
Minimum Redemption Price Per Share ($11.38 * 0.99)	$11.27
Net Assets	$53,664,219

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$43,481,113
Accumulated Undistributed Net Investment Income	533,076
Accumulated Undistributed Net Realized Gain on Investments	5,941,875
Net Unrealized Appreciation in Value of Investments	3,708,155

Net Assets	$53,664,219

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [75]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$3,251
Dividends on Affiliated Investments	391,957

Total Investment Income	395,208

EXPENSES

amount
Investment Advisory Fee [NOTE 3]	166,367
Fund Accounting, Transfer Agency, & Administration Fees	46,026
12b-1 Fees (Class B = $39,267, Class C = $23,346) [NOTE 3]	62,613
Custodian Fees	3,167
Audit Fees	5,678
Registration Fees	3,394
Printing Expense	3,547
Legal Expense	3,315
Insurance Expense	443
Miscellaneous Expense	6,033

Total Expenses	300,583

Net Investment Income	94,625

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Affiliated Investments	4,188,834
Change in Unrealized Appreciation (Depreciation) of Investments	(900,873)

Net Realized and Unrealized Gain on Investments	3,287,961

Net Increase in Net Assets Resulting from Operations	$3,382,586

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [76]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income	$94,625	$1,247,992
Net Realized Gain on Investments	4,188,834	395,710
Capital Gain Distributions from Investment Companies	—	1,660,016
Net Change in Unrealized Appreciation (Depreciation) of Investments	(900,873)	1,002,864

Net Increase in Net Assets (resulting from operations)	3,382,586	4,306,582

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(622,945)
Class B	—	(114,194)
Class C	—	(72,402)
Capital Gains:
Class A	—	(1,621,453)
Class B	—	(536,274)
Class C	—	(297,481)

Total Distributions	—	(3,264,749)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,706,798	8,543,370
Class B	31,900	33,896
Class C	882,168	1,979,692
Dividends Reinvested:
Class A	—	2,099,324
Class B	—	618,832
Class C	—	310,778
Cost of Shares Redeemed:
Class A	(3,611,378)	(5,871,655)
Class B	(573,706)	(2,181,985)
Class C	(599,050)	(906,890)

Net Increase in Net Assets (resulting from capital share transactions)	836,732	4,625,362

Total Increase in Net Assets	4,219,318	5,667,195

Net Assets:
Beginning of period	49,444,901	43,777,706

End of period	$53,664,219	$49,444,901

Accumulated Undistributed Net Investment Income	$533,076	$438,451

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	405,709	758,435
Class B	2,987	3,130
Class C	79,880	183,868
Shares Reinvested:
Class A	—	188,615
Class B	—	57,781
Class C	—	29,018
Shares Redeemed:
Class A	(314,277)	(521,509)
Class B	(51,898)	(201,902)
Class C	(53,687)	(84,100)

Net Increase in Number of Shares Outstanding	68,714	413,336

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [77]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND – CLASS A SHARES

six months Ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$11.10	$10.83	$10.26	$9.85	$8.20	$9.43

Income from Investment Operations:
Net Investment Income (Loss)	0.03	0.32	(0.01	)(A)	0.02	(A)	—	(A)	0.02	(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.75	0.75	0.58	0.61	1.66	(1.25)

Total from Investment Operations	0.78	1.07	0.57	0.63	1.66	(1.23)

Less Distributions:
Dividends from Realized Gains	—	(0.58)	—	(0.19)	(0.01)	—
Dividends from Net Investment Income	—	(0.22)	—	—	—	—	*

Distributions from Return of Capital	—	—	—	(0.03)	—	—

Total Distributions	—	(0.80)	—	(0.22)	(0.01)	—
Net Asset Value at End of Year	$11.88	$11.10	$10.83	$10.26	$9.85	$8.20

Total Return (B)(C)	7.03	%(F)	9.86%	5.56%	6.41%	20.22%	(13.03)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$36,594	$33,189	$27,765	$23,241	$15,765	$9,573

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	0.93	%(G)	1.08%	1.13%	1.14%	1.18%	1.38%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	0.93	%(G)	1.09%	1.15%	1.15%	1.15%	1.20%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.62	%(G)	2.98%	(0.11)%	0.27%	0.02%	0.06%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.62	%(G)	2.97%	(0.13)%	0.26%	0.05%	0.24%

Portfolio Turnover	34.32%	6.12%	3.61%	0.00%	2.51%	0.00%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [78]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND – CLASS B SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.67		$10.43	$9.96		$9.60		$8.06		$9.33

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.22	(0.09	)(A)	(0.05	)(A)	(0.06	)(A)	(0.03	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.72		0.72	0.56		0.60		1.61		(1.24)

Total from Investment Operations	0.71		0.94	0.47		0.55		1.55		(1.27)

Less Distributions:
Dividends from Realized Gains	—		(0.58)	—		(0.19)		(0.01)		—
Dividends from Net Investment Income	—		(0.12)	—		—		—		—	*

Total Distributions	—		(0.70)	—		(0.19)		(0.01)		—

Net Asset Value at End of Year	$11.38		$10.67	$10.43		$9.96		$9.60		$8.06

Total Return (B)(C)	6.65	%(F)	9.00%	4.72%		5.72%		19.20%		(13.64)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$10,554		$10,423	$11,652		$12,870		$11,918		$7,846

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.68	%(G)	1.82%	1.88%		1.89%		1.94%		2.13%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.68	%(G)	1.85%	1.90%		1.90%		1.90%		1.95%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(0.17	)%(G)	1.88%	(0.86)%		(0.48)%		(0.76)%		(0.67)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	(0.17	)%(G)	1.85%	(0.88)%		(0.49)%		(0.72)%		(0.49)%

Portfolio Turnover	34.32%		6.12%	3.61%		0.00%		2.51%		0.00%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [79]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND – CLASS C SHARES

	six months ended 06/30/07 (Unaudited)		year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.68		$10.44	$9.97		$9.69

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.23	(0.09	) (B)	(0.02	) (B)
Net Realized and Unrealized Gain (Loss) on Investments	0.71		0.73	0.56		0.49

Total from Investment Operations	0.70		0.96	0.47		0.47

Less Distributions:
Dividends from Realized Gains	—		(0.58)	—		(0.19)
Dividends from Net Investment Income	—		(0.14)	—		—

Total Distributions	—		(0.72)	—		(0.19)

Net Asset Value at End of Period	$11.38		$10.68	$10.44		$9.97

Total Return (C)(D)	6.55	% (E)	9.16%	4.71%		4.84	% (E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,516		$5,833	$4,361		$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.68	% (F)	1.84%	1.88%		1.89	% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.68	% (F)	1.84%	1.90%		1.90	% (F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(0.13	)% (F)	2.36%	(0.86)%		(0.48	)% (F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(0.13	)% (F)	2.36%	(0.88)%		(0.49	)% (F)

Portfolio Turnover	34.32%		6.12%	3.61%		0.00%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [80]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
U.S. Treasury Bill, 4.44%, 08/09/2007	9.63%
U.S. Treasury Bill, 3.95%, 07/19/2007	7.51%
U.S. Treasury Bill, 4.42%, 08/16/2007	6.41%
Federal Home Loan Bank, 2.58%, 07/02/2007	5.48%
Federal Home Loan Bank, 4.16%, 07/05/2007	5.48%
Federal Home Loan Bank, 4.91%, 07/18/2007	5.47%
Federal Home Loan Bank, 4.96%, 07/25/2007	5.46%
Federal Home Loan Bank, 5.01%, 07/31/2007	5.46%
First American Treasury Obligation Fund, 4.82%	4.84%
Fidelity Institution Money Market Portfolio, 5.18%	4.50%

60.24%

Industries (% of Net Assets)
Government	83.98%
Money Market Instruments	9.34%
Corporate	6.52%
Other Assets Less Liabilities	0.16%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [81]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2007	6/30/2007	1/1/2007 through 6/30/2007
Actual	$1,000.00	$1,022.06	$3.35
Hypothetical	$1,000.00	$1,021.48	$3.35
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.21% for Class C for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [82]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

SHORT-TERM INVESTMENTS – 99.84%

par value		market value
	Asset-Backed Bonds - 6.52%
752,953	Americredit Auto Receivables Trust, 5.32%, 5/6/2008	$752,953
764,225	John Deer Owner Trust, 5.33%, 5/15/2008	764,225

	Total Asset-Backed Bonds (amortized cost $1,517,178)	1,517,178

	U.S. Government Agencies - 57.21%
1,275,000	Federal Home Loan Bank, 2.58%, 07/02/2007	1,274,820
1,275,000	Federal Home Loan Bank, 4.16%, 07/05/2007	1,274,274
1,275,000	Federal Home Loan Bank, 4.91%, 07/18/2007	1,271,921
1,275,000	Federal Home Loan Bank, 5.01%, 07/31/2007	1,269,603
1,000,000	Federal Home Loan Bank, 5.12%, 08/22/2007	992,629
1,000,000	Federal Home Loan Bank, 5.11%, 08/24/2007	992,365
1,000,000	Federal Home Loan Bank, 5.20%, 09/28/2007	987,342
1,275,000	Federal Home Loan Bank, 4.96%, 07/25/2007	1,270,682
1,000,000	Federal Home Loan Bank, 5.04%, 07/27/2007	996,286
1,000,000	Federal Home Loan Bank, 5.11%, 08/17/2007	993,329
1,000,000	Federal Home Loan Bank, 5.12%, 09/04/2007	990,838
1,000,000	Federal Home Loan Bank, 5.18%, 09/07/2007	990,310

	Total U.S. Government Agencies (amortized cost $13,304,399)	13,304,399

	Money Market Instruments - 9.34%
1,047,042	Fidelity Institution Money Market Portfolio, 5.18% (A)	1,047,042
1,124,587	First American Treasury Obligation Fund, 4.82% (A)	1,124,587

	Total Money Market Instruments (cost $2,171,629)	2,171,629

	U.S. Treasury Bills - 26.77%
750,000	U.S. Treasury Bill, 6.16%, 07/12/2007	748,485
1,500,000	U.S. Treasury Bill, 4.42%, 08/16/2007	1,491,509
2,250,000	U.S. Treasury Bill, 4.44%, 08/09/2007	2,239,105
1,750,000	U.S. Treasury Bill, 3.95%, 07/19/2007	$1,746,412

	Total U.S. Treasury Bills (amortized cost $6,225,511)	6,225,511

	TOTAL INVESTMENTS (cost $23,218,717) - 99.84%	$23,218,717

	OTHER ASSETS LESS LIABILITIES - 0.16%	37,668

	TOTAL NET ASSETS - 100.00%	$23,256,385

(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [83]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $23,218,717) [NOTE 1]	$23,218,717
Receivables:
Interest	12,687
Fund Shares Sold	115,905
Prepaid expenses	20,295

Total Assets	$23,367,604

LIABILITIES

amount
Accrued Advisory Fees	$8,029
Payable for Distributions	82,575
Payable for Fund Shares Purchased	10,453
Accrued Expenses	10,162

Total Liabilities	$111,219

NET ASSETS

amount
Net Assets	$23,256,385

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	23,255,239

Net Asset Value, Offering and Redemption Price Per Share ($23,256,385 / 23,255,239 shares)	$1.00

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$23,255,384
Accumulated Net Investment Loss	(496)
Accumulated Undistributed Net Realized Gain on Investments	1,497

Net Assets	$23,256,385

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [84]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Unaffiliated Investments	$709,015

Total Investment Income	709,015

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	56,095
Fund Accounting, Transfer Agency, & Administration Fees	25,024
Audit Fees	3,068
Registration Fees	2,281
Printing Expense	1,915
Miscellaneous Expense	1,810
Legal Expense	1,788
Custodian Fees	1,357
Insurance Expense	56

Total Net Expenses	93,394

Net Investment Income	615,621

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	2,032

Net Increase in Net Assets Resulting from Operations	$617,653

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [85]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income	$615,621	$253,653
Net Realized Gain (Loss) on Investments	2,032	(4)

Net Increase in Net Assets (resulting from operations)	617,653	253,649

Distributions to Shareholders From:
Net Investment Income	(616,117)	(254,651)

Total Distributions	(616,117)	(254,651)

Capital Share Transactions:
Proceeds from Shares Sold:	114,076,904	20,973,500
Dividends Reinvested:	102,226	231,258
Cost of Shares Redeemed:	(110,737,554)	(6,585,931)

Net Increase in Net Assets (resulting from capital share transactions)	3,441,576	14,618,827

Total Increase in Net Assets	3,443,112	14,617,825

Net Assets:
Beginning of period	19,813,273	5,195,448

End of period	$23,256,385	$19,813,273

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:	114,076,585	20,973,500
Shares Reinvested:	102,226	231,258
Shares Redeemed:	(110,737,554)	(6,585,931)

Net Increase in Number of Shares Outstanding	3,441,257	14,618,827

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [86]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND

six months ended 06/30/07 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.02	0.04	0.03	(A)	0.01	(A)	0.01	(A)	0.01	(A)

Total from Investment Operations	0.02	0.04	0.03	0.01	0.01	0.01

Less Distributions:
Dividends from Realized Gains	—	—	(0.00	)*	—	—	—
Dividends from Net Investment Income	(0.02)	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Total Distributions	(0.02)	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net Asset Value at End of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (B)	2.21	%(C)	4.17%	2.48%	0.97%	0.59%	0.80%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$23,256	$19,813	$5,195	$3,698	$3,554	$3,544

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.67	%(D)	1.21%	1.13%	1.20%	1.40%	1.85%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.67	%(D)	0.85%	0.66%	0.25%	0.48%	0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.41	%(D)	3.85%	2.03%	0.07%	(0.36)%	(0.22)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.41	%(D)	4.21%	2.50%	1.02%	0.56%	0.78%

*	Amount Distributed less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived.

(C)	For periods less than one full year, total return is not annualized.
(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [87]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN HIGH YIELD BOND FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
U.S. Treasury Bill ,4.335%, 07/19/2007	11.38%
Timothy Plan Money Market Fund, 4.40%	3.99%
Lyondell Chemical Co., 8.25%, 09/15/2016	2.99%
Sealy Mattress Co., 8.25%, 06/15/2014	2.94%
Ashtead Holdings PLC, 8.625%, 08/01/2015	2.92%
Idearc Inc., 8%, 11/15/2016	2.89%
Momentive Performance, 9.75%, 12/01/2014	2.89%
Berry Petroleum Co., 8.25%, 11/01/2016	2.89%
Janus Capital Group Inc., 6.7%, 06/15/2017	2.88%
Felcor Lodging LP, 7.26%, 12/01/2011	2.86%

38.63%

Industries (% of Net Assets)
Basic Materials	32.29%
Financial	14.04%
Consumer Goods	10.63%
Industrial Goods	9.77%
Services	8.55%
Utilities	5.46%
Technology	2.67%
US Government	11.38%
Short-Term Investments	3.99%
Other Assets Less Liabilities	1.22%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of May 7, 2007, (commencement of operations) through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [88]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN HIGH YIELD BOND FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
		6/30/2007	ended 6/30/2007

Actual - Class A *	$1,000.00	$982.16	$1.90
Hypothetical - Class A **	$1,000.00	$1,018.49	$6.37
(5% return before expenses)
Actual - Class C *	$1,000.00	$982.47	$2.98
Hypothetical - Class C **	$1,000.00	$1,014.91	$9.96
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% for Class A and 1.99% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 55 days/365 days (to reflect the period since commencement of operations on May 7, 2007.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.78)% for Class A and (1.75)% for Class C for the period since commencement of operations on May 7, 2007 to June 30, 2007.
**	The hypothetical example is calculated based on a six month period from January 1, 2007 to June 30, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.27% for Class A and 1.99% for Class C multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Timothy Plan Top Ten Holdings / Industries [89]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

BONDS AND NOTES – 94.79%

par value		market value
	CORPORATE BONDS - 83.41%
250,000	Actuant Corp, 6.875%, 06/15/2017 (A)	$248,750
500,000	Allied Waste NA, 7.125%, 05/15/2016	491,250
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	493,750
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	512,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	506,250
500,000	China Properties Group, 9.125%, 05/04/2014 (A)	473,750
500,000	Cimarex Energy Co., 7.125%, 05/01/2017	490,000
500,000	Crum & Forster Holding Corp., 7.75%, 05/01/2017 (A)	491,250
500,000	Dynegy Holdings, 7.75%, 06/01/2019 (A)	467,500
500,000	Felcor Lodging LP, 7.26%, 12/01/2011 (B)	502,500
500,000	Forest Oil Corp., 7.25%, 06//15/2019 (A)	487,500
500,000	Georgia-Pacific Corp., 7.70%, 06/15/2015	497,500
325,000	Goodyear Tire & Rubber Co., 8.625%, 12/01/2011 (A)	343,688
500,000	Idearc Inc., 8.00%, 11/15/2016	507,500
500,000	Janus Capital Group Inc., 6.70%, 06/15/2017	505,220
500,000	Lyondell Chemical Co., 8.25%, 09/15/2016	525,000
500,000	Markwest Energy Partners, 6.875%, 11/01/2014	475,000
500,000	Momentive Performance, 9.75%, 12/01/2014 (A)	507,500
500,000	Noranda Aluminum Acquisition, 9.36%, 05/15/2015 (A) (B)	485,000
500,000	Quebecor World Inc., 8.75%, 03/15/2016 (A)	495,000
500,000	Reliant Energy Inc., 7.625%, 06/15/2014	490,000
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	467,500
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	515,000
500,000	Seitel Inc., 9.75%, 02/15/2014 (A)	497,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	478,750
500,000	Terra Capital Inc., 7.00%, 02/01/2017	485,000
500,000	Tesoro Corp., 6.50%, 06/01/2017 (A)	491,250
500,000	U.S. Steel Corp., 6.05%, 06/01/2017	488,500
250,000	W & T Offshore Inc., 8.25%, 06/15/2014 (A)	248,125
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	472,500
500,000	Willis North America Inc., 6.20%, 03/28/2017	490,479

	TOTAL CORPORATE BONDS (cost $15,088,394)	14,631,012

	U.S. TREASURY BILLS - 11.38%
2,000,000	U.S. Treasury Bill ,4.335%, 07/19/2007	1,996,056

	TOTAL U.S. TREASURY BILLS (cost $1,996,056)	1,996,056

	TOTAL BONDS AND NOTES (cost $17,084,450)	16,627,068

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [90]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

SHORT TERM INVESTMENTS – 3.99%

number of shares		market value
700,350	Timothy Plan Money Market Fund, 4.40% (B) (C)	$700,350

	Total Short Term Investments (cost $700,350)	700,350

	TOTAL INVESTMENTS (cost $17,784,800) - 98.78%	$17,327,418

	OTHER ASSETS LESS LIABILITIES - 1.22%	213,209

	NET ASSETS - 100.00%	$17,540,627

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(C)	Fund held is another series within the Timothy Plan.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [91]

HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $17,084,450) [NOTE 1]	$16,627,068
Investments in Affiliated Securities at Value (cost $700,350) [NOTE 1]	700,350
Receivables for:
Interest	203,375
Fund Shares Sold	131,550
Prepaid Expenses	23,791

Total Assets	$17,686,134

LIABILITIES

amount
Income Distribution Payable	$127,791
Accrued Advisory Fees	8,640
Accrued 12b-1 Fees Class A	3,595
Accrued 12b-1 Fees Class C	18
Accrued Expenses	5,463

Total Liabilities	$145,507

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,796,895 shares outstanding)	$17,512,802
Net Asset Value and Redemption Price Per Class A Share ($17,512,802 / 1,796,895 shares)	$9.75
Offering Price Per Share ($9.75 / 0.955)	$10.21
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,843 shares outstanding)	$27,825
Net Asset Value and Offering Price Per Class C Share ($27,825 / 2,843 shares)	$9.79
Minimum Redemption Price Per Share ($9.79 * 0.99)	$9.69
Net Assets	$17,540,627

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$17,992,790
Accumulated Undistributed Net Investment Income	4,990
Accumulated Undistributed Net Realized Gain on Investments	229
Net Unrealized (Depreciation) in Value of Investments	(457,382)

Net Assets	$17,540,627

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [92]

HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2007 - (Unaudited) (A)

INVESTMENT INCOME

amount
Interest ($18,554 on Affiliated Investments)	$165,866

Total Investment Income	165,866

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	15,313
Fund Accounting, Transfer Agency, & Administration Fees	4,435
12b-1 Fees (Class A = $6,376, Class C = $20) [NOTE 3]	6,396
Miscellaneous Expense	1,180
Audit Fees	532
Registration Fees	4,587
Printing Expense	332
Legal Expense	310

Total Net Expenses	33,085

Net Investment Income	132,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Unaffiliated Investments	229
Change in Unrealized Appreciation (Depreciation) of Investments	(457,382)

Net Realized and Unrealized (Loss) on Investments	(457,153)

Net (Decrease) in Net Assets Resulting from Operations	$(324,372)

(A)	For the period May 7, 2007 (commencement of operations) through June 30, 2007

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [93]

HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

period ended 06/30/07 (Unaudited) (A)
Operations:
Net Investment Income	$132,781
Net Realized Gain on Investments	229
Change in Unrealized Appreciation (Depreciation) of Investments	(457,382)

Net (Decrease) in Net Assets (resulting from operations)	(324,372)

Distributions to Shareholders From:
Net Investment Income:
Class A	(127,693)
Class C	(98)

Total Distributions	(127,791)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	17,853,353
Class C	28,256
Dividends Reinvested:
Class A	127,692
Class C	98
Cost of Shares Redeemed:
Class A	(16,609)
Class C	—

Net Increase in Net Assets (resulting from capital share transactions)	17,992,790

Total Increase in Net Assets	17,540,627

Net Assets:
Beginning of period	—

End of period	$17,540,627

Accumulated Undistributed Net Investment Income	$4,990

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,785,482
Class C	2,833
Shares Reinvested:
Class A	13,097
Class C	10
Shares Redeemed:
Class A	(1,684)
Class C	—

Net Increase in Number of Shares Outstanding	1,799,738

(A)	For the period May 7, 2007 (commencement of operations) through June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [94]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND – CLASS A SHARES

	period ended 06/30/07 (Unaudited) (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)

Total from Investment Operations	(0.18)

Less Distributions:
Dividends from Net Investment Income	(0.07)

Total Distributions	(0.07)

Net Asset Value at End of Period	$9.75

Total Return (B)(C)	(1.78	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$17,513

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.27	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.27	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.11	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.11	%(E)

Portfolio Turnover	30.21%

(A)	For the period May 7, 2007 (Commencement of operations) through June 30, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [95]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND – CLASS C SHARES

	period ended 06/30/07 (Unaudited) (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.00

Income from Investment Operations:
Net Investment Income	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)

Total from Investment Operations	(0.17)

Less Distributions:
Dividends from Net Investment Income	(0.04)

Total Distributions	(0.04)

Net Asset Value at End of Period	$9.79

Total Return (B)(C)	(1.75	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$28

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.99	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.99	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.12	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.12	%(E)

Portfolio Turnover	30.21%

(A)	For the period May 7, 2007 (Commencement of operations) through June 30, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [96]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN INTERNATIONAL FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)
Total S.A. (ADR)	3.80%
Rio Tinto plc (ADR)	3.63%
Axa (ADR)	3.56%
Banco Santander Central Hispano S.A. (ADR)	3.55%
Keppel Corp., Ltd. (ADR)	3.38%
Koninklijke Royal Philips Electronics N.V.	2.92%
Canon, Inc. (ADR)	2.91%
Telefonica S.A. (ADR)	2.73%
Marubeni Corp. (ADR)	2.72%
DBS Group Holdings, Ltd. (ADR)	2.63%

31.83%

Industries (% of Net Assets)
Financial	24.59%
Basic Materials	20.71%
Industrial Goods	13.35%
Services	11.91%
Technology	10.15%
Consumer Goods	6.38%
Utilities	5.65%
Healthcare	4.97%
Short-Term Investments	2.19%
Other Assets Less Liabilities	0.10%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of May 3, 2007, (commencement of operations) through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [97]

FUND PROFILE

June 30, 2007

TIMOTHY PLAN INTERNATIONAL FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
		6/30/2007	ended 6/30/2007
Actual - Class A *	$1,000.00	$1,023.00	$2.54
Hypothetical - Class A **	$1,000.00	$1,017.10	$7.76
(5% return before expenses)
Actual - Class C *	$1,000.00	$1,020.00	$3.88
Hypothetical - Class C **	$1,000.00	$1,013.02	$11.85
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A and 2.37% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 59 days/365 days (to reflect the period since commencement of operations on May 3, 2007.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.30% for Class A and 2.00% for Class C for the period since commencement of operations on May 3, 2007 to June 30, 2007.
**	The hypothetical example is calculated based on a six month period from January 1, 2007 to June 30, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A and 2.37% for Class C multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Timothy Plan Top Ten Holdings / Industries [98]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 97.71%

number of shares		market value
	AGRICULTURAL CHEMICALS - 1.33%
11,000	Agrium, Inc.	$481,250

	AIR TRANSPORTATION, SCHEDULED - 0.90%
7,000	Air France - KLM (ADR)	325,430

	BRACHES AND AGENCIES OF FOREIGN BANKS - 4.48%
16,000	DBS Group Holdings, Ltd. (ADR)	954,069
18,000	Societe Generale (ADR)	668,668

		1,622,737

	COMMERCIAL BANKS - 7.92%
3,300	Australia & New Zealand Banking Group, Ltd. (ADR)	406,329
70,000	Banco Santander Central Hispano S.A. (ADR)	1,286,600
20,000	Erste Bank der oesterreichischen Sparkassen AG (ADR)	780,616
5,200	Woori Finance Holdings Co., Ltd. (ADR)	397,748

		2,871,293

	COMPUTER SERVICES - 1.01%
10,000	Cap Gemini S.A. (ADR)	367,147

	CONSTRUCTION MACHINERY & EQUIPMENT - 2.24%
7,000	KOMATSU, Ltd. (ADR)	811,693

	CRUDE PETROLEUM & NATURAL GAS - 7.53%
20,000	Norsk Hydro ASA (ADR)	765,400
5,500	Petroleo Brasileiro S.A. (ADR)	586,740
17,000	Total SA (ADR)	1,376,660

		2,728,800

	ELECTRIC - INTEGRATED - 2.88%
12,000	Scottish & Southern Energy plc (ADR)	348,863
6,550	RWE AG (ADR)	694,506

		1,043,369

	ELECTRIC SERVICES - 4.50%
14,500	Enel S.p.A. (ADR)	778,650
8,000	Fortis (ADR)	340,446
6,000	International Power plc (ADR)	512,100

		1,631,196

	ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.92%
25,000	Koninklijke (Royal) Philips Electronics N.V.	1,058,000

	ELECTRONIC COMPUTERS - 1.27%
6,500	Hitachi, Ltd. (ADR)	459,875

	GENERAL CONTRACTORS - NONRESIDENTIAL BUILDINGS - 1.10%
30,000	Sekisui House, Ltd. (ADR)	399,612

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.00%
23,000	Atlas Copco AB (ADR)	362,248

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [99]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 97.71% (continued)

number of shares		market value
	GOLD AND SILVER ORES - 6.09%
18,000	Anglo American plc (ADR)	$528,120
4,300	Rio Tinto plc (ADR)	1,316,316
31,000	Silver Wheaton Corp. *	362,390

		2,206,826

	LAND SUBDIVIDERS & DEVELOPERS - 3.38%
75,000	Keppel Corp., Ltd. (ADR)	1,225,928

	LIFE INSURANCE - 3.56%
30,000	Axa (ADR)	1,291,200

	LOAN BROKERS - 1.79%
8,000	Bank of Ireland (ADR)	649,200

	METAL MINING - 2.88%
16,000	Companhia Vale do Rio Doce (ADR)	603,200
2,000	MMC Norilsk Nickel (ADR)	442,300

		1,045,500

	MISCELLANEOUS BUSINESS CREDIT INSTITUTION - 2.57%
7,000	ORIX Corp. (ADR)	932,680

	MORTGAGE BANKS - 2.14%
12,000	Hypo Real Estate Holding AG (ADR)	775,646

	MOTOR VEHICLES & PASSENGER CAR BODIES - 1.31%
16,000	Fiat S.p.A. (ADR)	476,160

	NATIONAL COMMERCIAL BANKS - 2.13%
18,000	Danske Bank A/S (ADR)	369,133
9,000	Intesa Sanpaolo (ADR)	403,301

		772,434

	NATURAL GAS LIQUIDS - 1.15%
10,000	OAO Gazprom (ADR)	417,500

	OIL & GAS FIELD SERVICES - 1.92%
31,000	Acergy S.A. (ADR)	696,260

	OPERATIVE BUILDERS - 1.00%
30,000	Sun Hung Kai Properties, Ltd. (ADR)	361,095

	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.57%
15,000	Smith & Nephew plc (ADR)	930,450

	PAPER & ALLIED PRODUCTS - 0.98%
19,000	Stora Enso Oyj (ADR)	355,870

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.18%
20,000	Shiseido Co., Ltd. (ADR)	425,928

	PHARMACEUTICAL PREPARATIONS - 2.40%
8,000	Novo Nordisk A/S (ADR)	869,280

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [100]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS – 97.71% (continued)

number of shares		market value
	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.91%
18,000	CANON, Inc. (ADR)	$1,055,520

	RADIOTELEPHONE COMMUNICATIONS - 1.53%
25,000	Singapore Telecommunications, Ltd. (ADR)	555,755

	RAILROADS, LINE-HAUL OPERATING - 1.33%
7,000	Canadian Pacific Railway, Ltd.	481,740

	SERVICES - MISCELLANEOUS HEALTH & ALLIED SERVICES - 1.27%
10,000	Fresenius Medical Care AG & Co. KGaA	459,400

	SPECIAL INDUSTRY MACHINERY - 0.98%
13,000	ASML Holding N.V. *	356,850

	STEEL WORKS, BLAST FURNACES & ROLLING MILLS (COKE OVENS) - 1.08%
8,000	Tenaris S.A. (ADR)	391,680

	STRUCTURAL CLAY PRODUCTS - 1.14%
28,000	Wienerberger AG (ADR)	413,700

	TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) - 8.62%
13,000	America Movil SAB de C.V. (ADR)	805,090
9,000	China Mobile, Ltd. (ADR)	485,100
7,500	Philippine Long Distance Telephone Co. (ADR)	429,000
14,800	Telefonica S.A. (ADR)	988,048
25,000	Turkcell Iletisim Hizmetleri AS (ADR)	416,250

		3,123,488

	WHOLESALE - INDUSTRIAL MACHINERY & EQUIPMENT - 2.72%
12,000	Marubeni Corp. (ADR)	986,275

	Total Common Stocks (cost $34,777,813)	35,419,015

SHORT TERM INVESTMENTS – 2.19%
number of shares		market value
795,044	Timothy Plan Money Market Fund, 4.40% (A) (B)	$795,044

	Total Short Term Investments (cost $795,044)	795,044

	TOTAL INVESTMENTS (cost $35,572,857) - 99.90%	$36,214,059

	OTHER ASSETS LESS LIABILITIES - 0.10%	36,669

	NET ASSETS - 100.00%	$36,250,728

(ADR)	American Depositary Receipt.
*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan

Timothy Plan International Fund [101]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

DIVERSIFICATION OF ASSETS

country	percentage of net assets
Japan	13.99%
France	11.11%
United Kingdom	10.03%
Singapore	7.55%
Spain	6.28%
Germany	5.32%
Italy	4.57%
Netherlands	3.90%
Canada	3.66%
Denmark	3.42%
Austria	3.30%
Brazil	3.29%
Luxembourg	3.00%
Russia	2.37%
Hong Kong	2.33%
Mexico	2.22%
Norway	2.11%
Ireland	1.79%
Philippines	1.18%
Turkey	1.15%
Australia	1.12%
South Korea	1.10%
Sweden	1.00%
Finland	0.98%
Belgium	0.94%

Total	97.71%
Money Market Securities	2.19%
Other assets less liabilities	0.10%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [102]

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $34,777,813) [NOTE 1]	$35,419,015
Investments in Affiliated Securities at Value (cost $795,044) [NOTE 1]	795,044
Receivables for:
Interest	3,211
Dividends	52,061
Fund Shares Sold	5,072
Prepaid expenses	23,791

Total Assets	$36,298,194

LIABILITIES

amount
Accrued Advisory Fees	$29,283
Accrued 12b-1 Fees Class A	7,263
Accrued 12b-1 Fees Class C	477
Accrued Expenses	10,443

Total Liabilities	$47,466

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,484,937 shares outstanding)	$35,640,023
Net Asset Value and Redemption Price Per Class A Share ($35,640,023 / 3,484,937 shares)	$10.23
Offering Price Per Share ($10.23 / 0.945)	$10.83
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 59,880 shares outstanding)	$610,705
Net Asset Value and Offering Price Per Class C Share ($610,705 / 59,880 shares)	$10.20
Minimum Redemption Price Per Share ($10.20 * 0.99)	$10.10

Net Assets	$36,250,728

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$35,458,275
Accumulated Undistributed Net Investment Income	156,684
Accumulated Net Realized Loss on Investments	(5,433)
Net Unrealized Appreciation in Value of Investments	641,202

Net Assets	$36,250,728

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [103]

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2007 - (Unaudited) (A)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$26,388
Dividends (net of foreign withholding taxes of $5,731)	213,078

Total Investment Income	239,466

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	51,966
Fund Accounting, Transfer Agency, & Administration Fees	9,031
12b-1 Fees (Class A = $12,780, Class C = $846) [NOTE 3]	13,626
Registration Fees	4,587
Miscellaneous Expense	1,180
Audit Fees	1,083
Printing Expense	677
Legal Expense	632

Total Net Expenses	82,782

Net Investment Income	156,684

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized (Loss) on Unaffiliated Investments	(5,433)
Change in Unrealized Appreciation (Depreciation) of Investments	641,202

Net Realized and Unrealized Gain on Investments	635,769

Net Increase in Net Assets Resulting from Operations	$792,453

(A)	For the period May 3, 2007 (Commencement of operations) through June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [104]

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

period ended 06/30/07 (Unaudited) (A)
Operations:
Net Investment Income (Loss)	$156,684
Net Realized (Loss) on Investments	(5,433)
Change in Unrealized Appreciation (Depreciation) of Investments	641,202

Net Increase in Net Assets (resulting from operations)	792,453

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	34,912,248
Class C	603,275
Cost of Shares Redeemed:
Class A	(53,008)
Class C	(4,240)

Net Increase in Net Assets (resulting from capital share transactions)	35,458,275

Total Increase in Net Assets	36,250,728

Net Assets:
Beginning of period	—

End of period	$36,250,728

Accumulated Undistributed Net Investment Income	$156,684

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	3,490,195
Class C	60,302
Shares Redeemed:
Class A	(5,258)
Class C	(422)

Net Increase in Number of Shares Outstanding	3,544,817

(A)	For the period May 3, 2007 (Commencement of operations) through June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [105]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND – CLASS A SHARES

	period ended 06/30/07 (Unaudited) (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.19

Total from Investment Operations	0.23

Net Asset Value at End of Year	$10.23

Total Return (B)(C)	(2.30	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$35,640

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.55	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.55	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.78	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.78	%(E)

Portfolio Turnover	3.13%

(A)	For the period May 3, 2007 (Commencement of operations) through June 30, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [106]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND – CLASS C SHARES

	period ended 06/30/07 (Unaudited) (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.17

Total from Investment Operations	0.20

Net Asset Value at End of Period	$10.20

Total Return (B)(C)	2.00	%(D)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$611

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.37	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.37	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.76	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.76	%(E)

Portfolio Turnover	3.13%

(A)	For the period May 3, 2007 (Commencement of operations) through June 30, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [107]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of thirteen series. These financial statements include the following ten series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Money Market Fund and Timothy Plan Strategic Growth Fund (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5%-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; and approximately 20%-40% in the Timothy Plan Fixed Income Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depository Receipts (ADR’s) without regard to market capitalization, investing its assets in the ADR’s of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

Timothy Plan Notes to Financial Statements [108]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 10%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-20% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy International Fund; and approximately 10%-15% in the Timothy Plan Aggressive Growth Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. Securities for which quotations are not readily available, or the Adviser feels price provided by the pricing service does not accurately reflect the fair market value of the securities, are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

The Funds generally determine the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Timothy Plan Notes to Financial Statements [109]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Money Market Fund will use the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds’ Management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the state of changes in net assets for a fiscal period.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small Cap Value Fund and the Timothy Plan Large/Mid Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Timothy Plan Notes to Financial Statements [110]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

E. Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004. The amount of the CDSC fee varies depending on the number of years Class B shares for each Fund is held, except for the Money Market Fund, International Fund and High Yield Bond Fund which do not offer Class B shares. The following CDSC fees apply:

Redemption Within:	Percentage
First Year	5%
Second Year	4%
Third Year	3%
Fourth Year	2%
Fifth Year	1%
Sixth Year & thereafter	None

Since Class B shares have not been offered since 2004, the maximum CDSC fee charged as of June 30, 2007 would be 3%.

Class B shares automatically convert to Class A shares once the economic equivalent of a 5.25% front-end sales charge has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Federal Income Taxes

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Timothy Plan Notes to Financial Statements [111]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

H. Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2007:

	PURCHASES		SALES
Funds	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth Fund	$—	$7,742,097	$—	$9,952,559
Conservative Growth Fund	$—	$18,427,040	$—	$17,701,086
Fixed Income Fund	$10,756,557	$3,017,236	$8,266,525	$4,056,957
High Yield Bond Fund	$—	$16,297,320	$—	$1,203,219
International Fund	$—	$35,107,035	$—	$310,129
Large/Mid-Cap Growth Fund	$—	$25,646,730	$—	$41,066,219
Large/Mid-Cap Value Fund	$—	$28,709,880	$—	$30,903,090
Small-Cap Value Fund	$—	$25,467,731	$—	$34,918,388
Strategic Growth Fund	$—	$25,048,954	$—	$24,549,051

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 23, 2007. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Growth, and Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. An officer and trustee of the Funds is also an officer of the Adviser. TPL has contractually agreed to reduce fees payable to it by certain Funds and reimburse other expenses to the extent necessary to limit those Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for the share classes as indicated:

Timothy Plan Notes to Financial Statements [112]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Funds	Class A	Class B	Class C
Aggressive Growth Fund	1.60%	2.35%	2.35%
Conservative Growth Fund	1.15%	1.90%	1.90%
Fixed Income Fund	1.35%	2.10%	2.10%
High Yield Bond Fund	1.35%	N/A	2.10%
International Fund	1.75%	N/A	2.50%
Large/Mid-Cap Growth Fund	1.60%	2.35%	2.35%
Strategic Growth Fund	1.15%	1.90%	1.90%

The agreements to waive and reimburse expenses are effective through April 30, 2008 for the Timothy Plan Aggressive Growth, Timothy Plan High Yield Bond, Timothy Plan International Fund, and Timothy Plan Money Market Funds. For all other Funds noted above, the Funds are currently incurring recoupment expenses as a result of previous waiver/reimbursement agreements.

For the six months ended June 30, 2007, TPL waived and reimbursed the Funds or received recoupment from the Funds as follows:

Waivers and Reimbursements (recoupments)
Funds
Aggressive Growth Fund	$(16,513)

For the Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Money Market Fund, and Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable expense limitations. As of December 31, 2006, the Adviser can no longer recoup $48,837 of reimbursed expenses; $14,933 from the Timothy Plan Aggressive Growth Fund and $33,904 from the Timothy Plan Money Market Fund.

At December 31, 2006, the Adviser may recapture a portion of the reimbursed amounts no later than the dates as stated below:

	DECEMBER 31,
Funds	2007	2008	2009
Aggressive Growth Fund	$8,098	$—	$—
Money Market Fund	$33,178	$21,956	$21,997

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth, Timothy Plan Large/Mid Cap Value, and Timothy Plan Small Cap Value Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

Timothy Plan Notes to Financial Statements [113]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2007, the Funds paid TPL under the terms of the Plan’s as follows:

Funds	12b-1 Fees
Aggressive Growth Fund	$45,862
Conservative Growth Fund	$62,613
Fixed Income Fund	$76,457
High Yield Bond Fund	$6,396
International Fund	$13,626
Large/Mid-Cap Growth Fund	$102,602
Large/Mid-Cap Value Fund	$183,812
Small-Cap Value Fund	$166,833
Strategic Growth Fund	$92,072

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended June 30, 2007, TPL received $57,418 from the sales charges deducted from the proceeds of sales of Class A capital shares and $25,525 from CDSC fees deducted from the redemption of Class B and C capital shares.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2007, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

% of Fund Owned By:	National Financial Services	Donaldson, Lufkin, Jenrette
Conservative Growth Fund, Class B	N/A	26.46%
Fixed Income Fund, Class B	N/A	26.46%
Large/Mid-Cap Growth Fund, Class B	30.34%	N/A
Large/Mid-Cap Value Fund, Class B	25.09%	N/A

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

Timothy Plan Notes to Financial Statements [114]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

% of Fund Owned By Other Timothy Plan Funds:
Aggressive Growth Fund, Class A	67.57%
Fixed Income Fund, Class A	68.45%
High Yield Bond Fund, Class A	97.10%
International Fund, Class A	97.00%
Large/Mid-Cap Growth Fund, Class A	60.30%
Large/Mid-Cap Value Fund, Class A	48.06%
Money Market Fund	71.95%
Small-Cap Value Fund, Class A	36.97%

Note 5 – Unrealized Appreciation (Depreciation)

At June 30, 2007, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

Funds	Cost	App	Dep	Net App/Dep
Aggressive Growth Fund	$23,059,966	$5,020,844	$(688,833)	$4,332,011
Conservative Growth Fund	$49,809,874	$4,438,640	$(730,485)	$3,708,155
Fixed Income Fund	$46,465,882	$27,480	$(916,096)	$(888,616)
High Yield Bond Fund	$17,784,800	$6,513	$(463,895)	$(457,382)
International Fund	$35,572,857	$1,453,961	$(812,759)	$641,202
Large/Mid-Cap Growth Fund	$50,557,312	$9,068,445	$(1,161,218)	$7,907,227
Large/Mid-Cap Value Fund	$85,381,838	$21,791,034	$(749,628)	$21,041,406
Money Market Fund	$23,218,717	$—	$—	$—
Small-Cap Value Fund	$71,816,475	$12,991,375	$(1,523,494)	$11,467,881
Strategic Growth Fund	$61,389,851	$6,928,534	$(171,850)	$6,756,684

Timothy Plan Notes to Financial Statements [115]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Distributions to Shareholders

The tax character of distributions paid during 2006 and 2005 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2006
Ordinary Income	$—	$809,541	$1,612,625	$—
Long-term Capital Gains	3,019,668	2,455,208	51,549	—

	$3,019,668	$3,264,749	$1,664,174	$—

2005
Ordinary Income	$—	$—	$1,015,126	$—
Long-term Capital Gains	503,912	—	100,710	—

	$503,912	$—	$1,115,836	$—

As of December 31, 2006, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
Undistributed Ordinary Income	$—	$438,451	$44,282	$—
Undistributed Long-term Capital Gains	—	1,812,681	—	—
Capital Loss Carryforward	—	—	(569,273)	(5,457,460	)*
Unrealized Appreciation (Depreciation)	2,813,496	4,549,125	(168,953)	7,925,504

	$2,813,496	$6,800,257	$(693,944)	$2,468,044

*	Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio, the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $545,835 in a given year.

Timothy Plan Notes to Financial Statements [116]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The tax character of distributions paid during 2006 and 2005 were as follows:

	Large/Mid Cap Value Fund	Money Market Fund	Small Cap Value Fund	Strategic Growth Fund
2006
Ordinary Income	$3,478,164	$254,651	$5,924,295	$192,678
Long-term Capital Gains	3,233,145	—	9,307,725	2,420,216
Return of Capital	110,567	—	—	—

	$6,821,876	$254,651	$15,232,020	$2,612,894

2005
Ordinary Income	$402,867	$116,522	$15,371	$—
Long-term Capital Gains	9,099,178	—	712,589	1,597

	$9,502,045	$116,522	$727,960	$1,597

As of December 31, 2007, the Funds’ most recent fiscal year, the components of distributable earnings on a tax basis were as follows:

	Large/Mid Cap Value Fund	Money Market Fund	Small Cap Value Fund	Strategic Growth Fund
Undistributed Ordinary Income	$—	$—	$16,286	$447,252
Undistributed Long-term Capital Gains	—	—	76,991	3,306,284
Capital Loss Carryforward	—	(535)	—	—
Unrealized Appreciation (Depreciation)	15,618,120	—	9,749,064	6,072,685

	$15,618,120	$(535)	$9,842,341	$9,826,221

The Fixed Income Fund Class A, Class B and Class C Shares paid quarterly income dividends totaling $0.2236 per share or $895,656, $0.1857 per share or $52,205 and $0.1902 per share or $52,339, respectively, to shareholders during the six month period January 1, 2007 to June 30, 2007.

The Money Market Fund paid monthly income dividends totaling $0.021861 per share or $616,117 to shareholders during the six month period January 1, 2007 to June 30, 2007.

On April 27, 2007, the High Yield Bond Fund Class A and Class C Shares paid income distributions of $0.0716 per share or $127,693 and $0.0347 per share or $98 respectively, to shareholders of record on April 26, 2007.

Timothy Plan Notes to Financial Statements [117]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 7 – Capital Loss Carryforwards

At December 31, 2006, the following capital loss carryforwards are available to offset futures capital gains.

	Loss Carryforward	Year Expiring
Money Market Fund	$201	2012
	$162	2013
	$172	2014

Large/Mid Cap Growth Fund	$3,464,595	2009
	$1,568,160	2010
	$424,705	2011

Fixed Income	$569,273	2014

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2006 the following capital loss carryforwards were used to offset net capital gains:

Loss Carryforward
Large/Mid Cap Growth Fund	$2,865,708

Note 8 – Post-October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2006, the Funds deferred post-October capital losses of:

Post-October Capital Losses
Aggressive Growth Fund	$249,490

Fixed Income Fund	$103,517

Timothy Plan Notes to Financial Statements [118]

DISCLOSURES

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2007. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses to maintain total annual operating expenses at 0.85% for the Money Market Fund through April 30, 2008. An additional consideration was TPL’s agreement to waive fees and/or reimburse fund expenses for the new International Fund to maintain total annual operating expenses at 1.75% for the Class A shares and at 2.50% for the Class C shares’ average daily net assets, and the new High Yield Bond Fund at 1.35% for the Class A shares and at 2.10% for the Class C shares’ average daily net assets, both through April 30, 2008.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2006. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds annotated above, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds’ operations since their inception at significant expense to TPL, and that any future restructuring of the IA Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under-performance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the

Timothy Plan Disclosures [119]

DISCLOSURES

June 30, 2007 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley Mewhinney & Strauss; Sub-Adviser for the Fixed Income, High Yield Bond and Money Market Funds.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income and Money Market Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2007. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

The Sub-Advisory Agreement between the Trust, TPL and BHM&S, on behalf of the Timothy Plan High Yield Bond Fund, was ratified by the Board at a special meeting held for that purpose, on April 09, 2007. The Board considered the following factors in arriving at its conclusions to ratify the BHM&S Sub-Advisory Agreement for the Fund. The nature, quality, and extent of services to be furnished by the Sub-Adviser, including that the breadth and the quality of investment advisory and other services to be provided to the Fund appears to be satisfactory, as evidenced in part by the performance record of the sub-adviser as compared with the performance records of a peer group of comparable funds. The Board also determined that the sub-adviser has the systems and highly trained personnel necessary to be able to provide quality service to the Fund’s shareholders, including the dedication of substantial resources to the sub-adviser’s investment and trading department. Also considered was the fact that the Board is satisfied with the research, portfolio management, and trading services, among others, currently provided by the sub-adviser in its service to the other Funds it advises for the Funds, and has determined that the sub-adviser is charging fair, reasonable, and competitive fees. The Board noted with approval that BHM&S did not succumb to “style drift” in its management of the other Funds’ assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board considered the fairness of the fee arrangement, including the fact that upon a review of the advisory fee structures of the Fund in comparison with other similar funds from which it determined that the level of investment advisory fees paid by the Fund will be competitive. The Board, including the Independent Trustees considered the expense ratios of the Fund, and noted that the expenses are generally competitive and in many instances lower than those of similar funds, and that the advisory and other fees payable by the Fund to the

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adviser are essentially fees arrived at solely from an arm’s-length negotiation. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow, and decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. An additional consideration was the costs borne by the sub-advisers in providing advisory services to the Fund and the profitability of each in light of the estimated profitability analysis which had been provided by TPL. The Board also recognized that the risks assumed by the sub-adviser in providing investment advisory services to the Fund are made with the recognition that the Funds’ advisory relationship with each sub-adviser can be terminated at any time and must be renewed on an annual basis.

Westwood Management Corp.; Sub-Adviser to the Large/Mid Cap Value and Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corp. (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2007. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Rittenhouse Financial Services, Inc.; Sub-Adviser to the Large/Mid Cap Growth Fund.

The Sub-Advisory Agreement between the Trust, TPL and Rittenhouse Financial Services, Inc. (“RFS”), on behalf of the Timothy Plan Large/Mid Cap Growth Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2007. The Board considered the following factors in arriving at its conclusions to renew the RFS Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by RFS in light of the services provided by RFS. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by RFS and paid out of the fees received by TPL were fair and reasonable in light of the services provided by RFS. In reaching that determination, the Board relied on reports describing the fees paid to RFS and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed

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TIMOTHY PLAN FAMILY OF FUNDS

the nature, extent and quality of RFS’s services to the Fund, including the investment performance of the Fund under RFS’s investment management. The Board generally approved of RFS’s performance, noting that RFS invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that RFS did not succumb to “style drift” in its management of the Fund’s assets, and that RFS was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval RFS’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether RFS’s current fee structure would allow the Fund to realize economies of scale as the Fund grew. The Board decided that this particular factor was moot with respect to the RFS Sub-Advisory Agreement because RFS was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the RFS Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the RFS Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the RFS Sub-Advisory Agreement renewal.

Provident Investment Counsel, Inc.; Sub-Adviser to the Aggressive Growth Fund.

The Sub-Advisory Agreement between the Trust, TPL and Provident Investment Counsel, Inc. (“Provident”), on behalf of the Timothy Plan Aggressive Growth Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2007. The Board considered the following factors in arriving at its conclusions to renew the Provident Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Provident in light of the services provided by Provident. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Provident and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Provident. In reaching that determination, the Board relied on reports describing the fees paid to Provident and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Provident’s services to the Fund, including the investment performance of the Fund under Provident’s investment management. The Board generally approved of Provident’s performance, noting that Provident invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Provident did not succumb to “style drift” in its management of the Fund’s assets, and that Provident was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Provident’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Provident’s current fee structure would allow the Fund to realize economies of scale as the Fund grew. The Board decided that this particular factor was moot with respect to the Provident Sub-Advisory Agreement because Provident was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Provident Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Provident Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Provident Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Adviser to the International Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund, was ratified by the Board at a special meeting held for that purpose on April 09, 2007. The Board considered the following factors in arriving at its conclusions to ratify the Eagle Sub-Advisory Agreement for the Fund. The nature, quality, and extent of services to be furnished by the Sub-Advisor, including that the breadth and the quality of investment advisory and other services to be provided to the Fund appears to be satisfactory, as evidenced in part by the performance record of the sub-adviser as compared with the performance records of a peer group of comparable

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funds. The Board also determined that the sub-adviser has the systems and highly trained personnel necessary to be able to provide quality service to the Fund’s shareholders, including the dedication of substantial resources to the sub-adviser’s investment and trading department. Also considered was the fact that the Board, including the Independent Trustees, is satisfied with the research, portfolio management, and trading services, among others, the sub-adviser will provide in its service to the Funds, and has determined that the sub-adviser is charging fair, reasonable, and competitive fees. The Board noted with approval that Eagle does not succumb to “style drift” in its management of assets, and that Eagle is committed to maintain its investment mandate, even if that mean under- performance during periods when that style is out of favor. The Board and Independent Trustees considered the fairness of the fee arrangement, including the fact that upon a review of the advisory fee structures of the Fund in comparison with other similar funds, and determined that the level of investment advisory fees paid by the Fund will be competitive. The Board, including the Independent Trustees considered the expense ratios of the Fund, and noted that the expenses are generally competitive and in many instances lower than those of similar funds, and that the advisory and other fees payable by the Fund to the advisor are essentially fees arrived at solely from an arm’s-length negotiation. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow, and decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle is paid out of the fees paid to TPL. An additional consideration was the costs borne by the sub-advisers in providing advisory services to the Fund and the profitability of each in light of the estimated profitability analysis which had been provided by TPL. The Board also recognized that the risks assumed by the sub-adviser in providing investment advisory services to the Fund are made with the recognition that the Funds’ advisory relationship with each sub-adviser can be terminated at any time and must be renewed on an annual basis.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s From N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [123]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

431 N Pennsylvania St.

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7525

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46204

(800) 662-0201

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 23, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By
*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 8/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 8/30/07

By
*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date 8/30/07